UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4647
RiverSource Special Tax-Exempt Series Trust

(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: August 31
Date of reporting period: February 28, 2011

Item 1. Reports to Stockholders.
Semiannual Report

Semiannual Report

Columbia
Minnesota Tax-Exempt Fund

Semiannual Report for the Period Ended
February 28, 2011

The Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from Minnesota state and local income tax.

 Not FDIC insured - No bank guarantee - May lose value

Table of Contents

Your Fund at a Glance	3

Fund Expenses Example	7

Portfolio of Investments	9

Statement of Assets and Liabilities	19

Statement of Operations	20

Statement of Changes in Net Assets	21

Financial Highlights	23

Notes to Financial Statements	27

Proxy Voting	41

Approval of Investment Management Services Agreement	41

Results of Meeting of Shareholders	42

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Minnesota Tax-Exempt Fund’s (the Fund) Class A shares, excluding sales charge, fell 4.24% for the six months ended February 28, 2011.

>	The Fund underperformed the Barclays Capital Municipal Bond Minnesota 3 Plus Year Enhanced Index, which decreased 2.51%, as well as the Lipper Minnesota Municipal Debt Funds Index, which was down 3.31% for the same period.

>	A broad barometer applicable to the Fund, the Barclays Capital Municipal Bond Index, was also down 3.51% for the same six month period.

ANNUALIZED TOTAL RETURNS (for period ended February 28, 2011)

	6 months*	1 year	3 years	5 years	10 years
Columbia Minnesota Tax-Exempt Fund Class A (excluding sales charge)	-4.24%	+0.86%	+5.45%	+3.50%	+4.11%

Barclays Capital Municipal Bond Minnesota 3 Plus Year Enhanced Index(1) (unmanaged)	-2.51%	+2.60%	+6.43%	+4.72%	+5.11%

Barclays Capital Municipal Bond Index(2) (unmanaged)	-3.51%	+1.72%	+5.57%	+4.07%	+4.79%

Lipper Minnesota Municipal Debt Funds Index(3) (unmanaged)	-3.31%	+1.48%	+5.05%	+3.44%	+4.21%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Barclays Capital Municipal Bond Minnesota 3 Plus Year Enhanced Index, an unmanaged index, is a market value-weighted index of Minnesota investment-grade fixed-rate municipal bonds with maturities of three years or more.
(2)	The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance.
The Barclays Capital indices reflect reinvestment of all distributions and changes in market prices.
(3)	The Lipper Minnesota Municipal Debt Funds Index includes the 10 largest municipal debt funds in Minnesota tracked by Lipper Inc. The Lipper index’s returns include net reinvested dividends.

4  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at February 28, 2011
						Since
Without sales charge	6 months*	1 year	3 years	5 years	10 years	inception**
Class A (inception 8/18/86)	-4.24%	+0.86%	+5.45%	+3.50%	+4.11%	N/A

Class B (inception 3/20/95)	-4.77%	+0.09%	+4.66%	+2.72%	+3.33%	N/A

Class C (inception 6/26/00)	-4.60%	+0.10%	+4.66%	+2.73%	+3.33%	N/A

Class Z (inception 9/27/10)	N/A	N/A	N/A	N/A	N/A	-4.26%*

With sales charge
Class A (inception 8/18/86)	-8.79%	-3.93%	+3.75%	+2.50%	+3.60%	N/A

Class B (inception 3/20/95)	-9.46%	-4.75%	+3.74%	+2.37%	+3.33%	N/A

Class C (inception 6/26/00)	-5.54%	-0.87%	+4.66%	+2.73%	+3.33%	N/A

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.
**	For classes with less than 10 years performance.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

PORTFOLIO STATISTICS

Weighted average life(1)	17.3 years

Effective duration(2)	9.8 years

(1)	Weighted average life measures a bond’s maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2)	Effective duration measures the sensitivity of a security’s price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

QUALITY BREAKDOWN(1) (at February 28, 2011)

AAA rating	12.6%

AA rating	20.3

A rating	40.2

BBB rating	17.0

Non-investment grade	4.9

Non-rated	5.0

(1)	Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of municipal bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating. Ratings for 7.5% of the bond portfolio assets were determined through internal analysis.

6  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until February 28, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  7

Fund Expenses Example (continued)

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Sept. 1, 2010(a)	Feb. 28, 2011	the period(b)	expense ratio
Class A

Actual(c)	$1,000	$957.60	$3.83	.79%

Hypothetical (5% return before expenses)	$1,000	$1,020.88	$3.96	.79%

Class B

Actual(c)	$1,000	$952.30	$7.45	1.54%

Hypothetical (5% return before expenses)	$1,000	$1,017.16	$7.70	1.54%

Class C

Actual(c)	$1,000	$954.00	$7.46	1.54%

Hypothetical (5% return before expenses)	$1,000	$1,017.16	$7.70	1.54%

Class Z

Actual(d)	$1,000	$957.40	$2.11	.51%

Hypothetical (5% return before expenses)	$1,000	$1,022.27	$2.56	.51%

(a)	The beginning account value for Class Z is as of September 27, 2010 (when shares became available) for actual expense calculations.
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class Z are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 154/365 (to reflect the number of days in the period).
(c)	Based on the actual return for the six months ended February 28, 2011: -4.24% for Class A, -4.77% for Class B and -4.60% for Class C.
(d)	Based on the actual return for the period from September 27, 2010 (when shares became available) to February 28, 2011 of -4.26% for Class Z.

8  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund
February 28, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Municipal Bonds (96.2%)

ADVANCED REFUNDED (2.1%)
Puerto Rico Electric Power Authority Prerefunded Revenue Bonds Series 2003NN (NPFGC) (a)
07/01/32	5.000%	$2,820,000	$3,098,334
State of Minnesota Prerefunded Unlimited General Obligation Bonds Series 2002
11/01/15	5.250%	3,575,000	3,853,492

Total			6,951,826

AIRPORT (3.3%)
Minneapolis-St. Paul Metropolitan Airports Commission Revenue Bonds Senior Series 2010A
01/01/35	5.000%	8,670,000	8,480,387
Minneapolis-St. Paul Metropolitan Airports Commission (b) Revenue Bonds Series 2009B AMT
01/01/22	5.000%	2,200,000	2,251,436

Total			10,731,823

COLLEGE (11.8%)
Minnesota Higher Education Facilities Authority Revenue Bonds Bethel University 6th Series 2007R
05/01/37	5.500%	6,000,000	5,235,780
Carleton College 6th Series 2008T
01/01/28	5.000%	3,000,000	3,117,750
Series 2010D
03/01/40	5.000%	2,100,000	2,099,979
College of St. Scholastica Series 2010H
12/01/30	5.125%	730,000	710,056
12/01/35	5.250%	840,000	796,497
12/01/40	5.125%	425,000	391,276
Series 2011-7J
12/01/40	6.300%	1,350,000	1,367,037
Gustavus Adolphus College Series 2010-7B
10/01/35	4.750%	1,095,000	1,000,086
Hamline University 7th Series 2010E
10/01/29	5.000%	400,000	387,740
St. Benedict College Series 2008V
03/01/18	5.000%	500,000	532,715
03/01/23	4.750%	800,000	789,912
St. John’s University 6th Series 2005G
10/01/22	5.000%	3,000,000	3,126,780
6th Series 2008U
10/01/28	4.750%	1,000,000	982,410
10/01/33	4.750%	825,000	764,585
University of St. Thomas 6th Series 2008W
10/01/30	6.000%	3,625,000	3,762,170
6th Series 2009X
04/01/39	5.250%	4,900,000	4,828,950
Minnesota Higher Education Facilities Authority (d) Revenue Bonds Hamline University
7th Series 2011K2
10/01/32	6.000%	800,000	804,928
10/01/40	6.000%	3,500,000	3,447,360
St. Cloud Housing & Redevelopment Authority Revenue Bonds State University Foundation Project Series 2002
05/01/18	5.125%	3,000,000	3,108,510
University of Minnesota Revenue Bonds Series 2009A
04/01/34	5.125%	1,000,000	1,036,530

Total			38,291,051

See accompanying Notes to Financial Statements.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Municipal Bonds (continued)
COUNTY (0.8%)
County of Ramsey Unlimited General Obligation Bonds Capital Improvement Plan Series 2007A
02/01/23	5.000%	$1,125,000	$1,225,091
02/01/24	5.000%	1,170,000	1,262,278

Total			2,487,369

ELECTRIC (17.0%)
City of Chaska Refunding Revenue Bonds Generating Facilities Series 2005A
10/01/20	5.250%	1,165,000	1,228,842
10/01/30	5.000%	3,800,000	3,804,446
Minnesota Municipal Power Agency Revenue Bonds Series 2004A
10/01/29	5.125%	5,500,000	5,547,245
Series 2005
10/01/30	5.000%	3,000,000	3,015,750
Series 2007
10/01/32	4.750%	3,000,000	2,870,970
Series 2010A
10/01/35	5.250%	5,500,000	5,223,240
Northern Municipal Power Agency Revenue Bonds Series 2007A (AMBAC)
01/01/26	5.000%	2,500,000	2,521,450
Series 2008A (AGM)
01/01/21	5.000%	2,500,000	2,651,275
Southern Minnesota Municipal Power Agency Revenue Bonds Series 2002A (AMBAC)
01/01/17	5.250%	4,000,000	4,540,720
Southern Minnesota Municipal Power Agency (c) Revenue Bonds Capital Appreciation Zero Coupon Series 1994A (NPFGC)
01/01/19	0.000%	15,000,000	11,226,150
01/01/26	0.000%	11,500,000	5,565,770
Western Minnesota Municipal Power Agency Revenue Bonds Series 2003A (NPFGC)
01/01/26	5.000%	7,250,000	7,234,485

Total			55,430,343

HEALTH CARE — HOSPITAL (24.9%)
City of Maple Grove Revenue Bonds Maple Grove Hospital Corp. Series 2007
05/01/20	5.000%	1,000,000	1,013,710
05/01/21	5.000%	1,500,000	1,503,840
05/01/37	5.250%	4,715,000	4,210,778
North Memorial Health Care Series 2005
09/01/35	5.000%	2,500,000	2,172,525
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	5,240,000	5,629,646
City of Northfield Revenue Bonds Series 2006
11/01/31	5.375%	1,500,000	1,364,865
City of Rochester Revenue Bonds Olmsted Medical Center Series 2010
07/01/30	5.875%	1,425,000	1,357,697
City of Shakopee Revenue Bonds St. Francis Regional Medical Center Series 2004
09/01/25	5.100%	6,300,000	6,012,153
City of St. Cloud Revenue Bonds Centracare Health System Series 2010A
05/01/30	5.125%	4,000,000	3,963,560

See accompanying Notes to Financial Statements.

10  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Municipal Bonds (continued)

HEALTH CARE — HOSPITAL (CONTINUED)
City of St. Louis Park Refunding Revenue Bonds Park Nicollet Health Services Series 2009
07/01/39	5.750%	$4,900,000	$4,600,708
Revenue Bonds Park Nicollet Health Services Series 2008C
07/01/26	5.625%	3,000,000	2,963,370
City of Stillwater Revenue Bonds Health System Obligation Group Series 2005
06/01/25	5.000%	1,750,000	1,669,483
City of Winona Refunding Revenue Bonds Winona Health Obligation Group Series 2007
07/01/31	5.150%	2,000,000	1,736,060
County of Chippewa Revenue Bonds Montevideo Hospital Project Series 2007
03/01/20	5.375%	1,940,000	1,905,410
03/01/21	5.375%	1,045,000	1,017,036
County of Meeker Revenue Bonds Memorial Hospital Project Series 2007
11/01/27	5.750%	1,000,000	946,590
11/01/37	5.750%	2,250,000	2,006,100
Minneapolis & St. Paul Housing & Redevelopment Authority Revenue Bonds Children’s Health Care Facilities Series 2010A
08/15/25	5.250%	1,000,000	1,026,840
08/15/30	5.000%	2,500,000	2,439,200
08/15/35	5.250%	1,275,000	1,247,473
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	3,500,000	3,441,690
St. Paul Housing & Redevelopment Authority Revenue Bonds Allina Health Systems Series 2009A-1
11/15/29	5.250%	5,750,000	5,753,507
Gillette Children’s Specialty Series 2009
02/01/27	5.000%	6,145,000	5,821,527
02/01/29	5.000%	2,475,000	2,318,877
HealthPartners Obligation Group Project Series 2006
05/15/23	5.250%	1,000,000	972,690
05/15/36	5.250%	7,500,000	6,443,550
05/15/26	5.250%	1,000,000	924,440
Healtheast Project Series 2005
11/15/25	6.000%	2,000,000	1,854,180
11/15/35	6.000%	1,500,000	1,267,590
Staples United Hospital District Unlimited General Obligation Bonds Health Care Facilities-Lakewood Series 2004
12/01/34	5.000%	3,525,000	3,382,766

Total			80,967,861

HEALTH CARE — LIFE CARE CENTER (3.0%)
Annandale Economic Development Authority Revenue Bonds Annandale Care Center Project Series 2007A
11/01/37	5.900%	3,385,000	2,882,260
City of North Oaks Revenue Bonds Presbyterian Homes Series 2007
10/01/27	6.000%	1,250,000	1,142,063
10/01/33	6.000%	3,000,000	2,637,180

See accompanying Notes to Financial Statements.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Municipal Bonds (continued)

HEALTH CARE — LIFE CARE CENTER (CONTINUED)
City of Rochester Refunding Revenue Bonds Madonna Towers, Inc. Project Series 2007A
11/01/28	5.875%	$2,050,000	$1,858,386
Duluth Housing & Redevelopment Authority Revenue Bonds
Benedictine Health Center Project Series 2007
11/01/33	5.875%	1,500,000	1,258,830

Total			9,778,719

HEALTH CARE — NURSING HOME (1.7%)
City of Fergus Falls Revenue Notes Pioneer Retirement Community Series 2010
11/15/11	4.000%	1,500,000	1,495,650
City of Sartell Revenue Bonds Country Manor Campus Series 2010A
09/01/30	6.125%	840,000	796,572
09/01/36	6.250%	925,000	869,074
09/01/42	6.375%	2,435,000	2,283,373

Total			5,444,669

HEALTH CARE — OTHER (1.0%)
City of Minneapolis Revenue Bonds National Marrow Donor Program Series 2010
08/01/25	4.875%	3,350,000	3,183,237

Total			3,183,237

HOUSING — MULTI-FAMILY (2.1%)
Austin Housing & Redevelopment Authority Refunding Revenue Bonds Chauncey & Courtyard Apartments Series 2010
01/01/31	5.000%	1,250,000	1,257,163
City of Bloomington Refunding Revenue Bonds Gideon Pond Commons LLC Senior Series 2010
12/01/26	5.750%	1,000,000	953,110
12/01/30	6.000%	3,000,000	2,834,070
City of Oak Park Heights Revenue Bonds Housing Oakgreen Commons Project Series 2010
08/01/45	7.000%	2,000,000	1,805,060

Total			6,849,403

HOUSING — OTHER (2.0%)
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	1,431,428	1,493,924
Minnesota Housing Finance Agency (b) Revenue Bonds Residential Housing Finance Series 2006M AMT
01/01/37	5.750%	2,380,000	2,495,549
Series 2007D AMT
01/01/38	5.500%	2,480,000	2,594,229

Total			6,583,702

HOUSING — SINGLE FAMILY (2.7%)
Minneapolis/St. Paul Housing Finance Board Revenue Bonds Single Family Housing Series 2005A-4 AMT (b)
12/01/37	4.700%	91,737	84,716
Minnesota Housing Finance Agency (b) Revenue Bonds Residential Housing Finance Series 2002B AMT
07/01/33	5.650%	1,650,000	1,650,066
Series 2006B AMT
07/01/26	4.750%	1,725,000	1,640,889
07/01/31	4.850%	2,325,000	2,146,533

See accompanying Notes to Financial Statements.

12  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Municipal Bonds (continued)

HOUSING — SINGLE FAMILY (CONTINUED)
Series 2006I AMT
07/01/26	5.050%	$3,430,000	$3,363,390

Total			8,885,594

LEASE (6.2%)
Duluth Independent School District No. 709 Certificate of Participation Series 2008B (School District Credit Enhancement Program)
02/01/26	4.750%	4,000,000	4,103,480
St. Paul Port Authority Revenue Bonds Office Building at Cedar Street Series 2003-12
12/01/23	5.000%	5,000,000	5,215,600
12/01/27	5.125%	10,815,000	10,984,904

Total			20,303,984

MISCELLANEOUS REVENUE (1.8%)
City of Minneapolis Limited Tax Supported Common Revenue Bonds Open Access Tech International, Inc. Series 2010
12/01/30	6.250%	1,000,000	1,045,960
City of Minneapolis (b) Limited Tax Revenue Bonds Common Bond Fund Series 2007-2A AMT
06/01/22	5.125%	1,035,000	1,016,267
06/01/28	5.000%	1,500,000	1,357,950
Minneapolis Community Planning & Economic Development Department Limited Tax Revenue Bonds Common Bond Fund Series 1996-1
06/01/11	6.000%	155,000	156,908
Series 1997-7A
06/01/12	5.500%	80,000	80,774
Minneapolis Community Planning & Economic Development Department (b) Prerefunded Limited Tax Revenue Bonds Common Bond Fund Series 2001-2A AMT
06/01/19	5.875%	1,000,000	1,014,180
St. Paul Housing & Redevelopment Authority Refunding Revenue Bonds Parking Facilities Project Series 2010A
08/01/35	5.000%	1,200,000	1,109,244

Total			5,781,283

SALES OR USE TAX (3.8%)
County of Hennepin Revenue Bonds 2nd Lien Ballpark Project Series 2008B
12/15/27	4.750%	4,205,000	4,307,770
12/15/29	5.000%	1,825,000	1,887,525
Puerto Rico Sales Tax Financing Corp. Revenue Bonds 1st Subordinated Series 2010C (a)
08/01/41	5.250%	6,925,000	6,237,901

Total			12,433,196

SCHOOL (3.9%)
Edina Independent School District No. 273 Unlimited General Obligation Bonds Series 2004
02/01/24	4.500%	3,400,000	3,428,390
Lake Superior Independent School District No. 381 Prerefunded Unlimited General Obligation Bonds Building Series 2002A (AGM) (School District Credit Enhancement Program)
04/01/13	5.000%	65,000	70,807
Unlimited General Obligation Bonds Building Series 2002A (AGM) (School District Credit Enhancement Program)
04/01/13	5.000%	1,730,000	1,876,064

See accompanying Notes to Financial Statements.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Municipal Bonds (continued)

SCHOOL (CONTINUED)
Rocori Area Schools Independent School District No. 750 Unlimited General Obligation Bonds School Building Series 2009B (School District Credit Enhancement Program)
02/01/34	4.750%	$2,200,000	$2,231,856
St. Paul Housing & Redevelopment Authority Refunding Revenue Bonds St. Paul Academy & Summit School Series 2007
10/01/24	5.000%	5,000,000	5,126,700

Total			12,733,817

SPECIAL DISTRICT — SPECIAL TAX (1.2%)
City of Lakeville Revenue Bonds Series 2007
02/01/22	5.000%	175,000	150,252
02/01/27	5.000%	225,000	188,761
Territory of Guam Revenue Bonds Section 30 Series 2009A
12/01/34	5.750%	3,500,000	3,406,865

Total			3,745,878

SPECIAL DISTRICT — TAX INCREMENT (0.7%)
St. Paul Port Authority Tax Allocation Bonds River Bend Project Lot 1 Series 2007-5
02/01/32	6.375%	2,600,000	2,323,464

Total			2,323,464

STATE (5.4%)
State of Minnesota Unlimited General Obligation Bonds Various Purpose Series 2010A
08/01/16	5.000%	5,000,000	5,804,550
Unlimited General Obligation Refunding Bonds Various Purpose Series 2010D
08/01/19	5.000%	10,000,000	11,782,000

Total			17,586,550

STUDENT LOAN (0.8%)
Minnesota Office of Higher Education Revenue Bonds Supplemental Student Loan Program Series 2010 (e)
11/01/29	5.000%	2,550,000	2,492,319

Total			2,492,319

Total Municipal Bonds
(Cost: $313,258,702)			$312,986,088

Floating Rate Notes (1.1%)

Minneapolis & St. Paul Housing & Redevelopment Authority Revenue Bonds Allina Health Systems VRDN Series 2009B-2 (JP Morgan Chase Bank) (f)
11/15/35	0.220%	3,400,000	3,400,000

Total Floating Rate Notes
(Cost: $3,400,000)			$3,400,000

See accompanying Notes to Financial Statements.

14  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

	Shares	Value

Money Market Fund (—%)

JPMorgan Tax-Free Money Market Fund, 0.000% (g)	141,168	$141,168

Total Money Market Fund
(Cost: $141,168)		$141,168

Total Investments
(Cost: $316,799,870)		$316,527,256
Other Assets & Liabilities, Net		8,754,666

Net Assets		$325,281,922

Notes to Portfolio of Investments

(a)	Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 2.87% of net assets at February 28, 2011.

(b)	At February 28, 2011, the value of securities subject to alternative minimum tax represented 6.03% of net assets.

(c)	Zero coupon bond.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2011 was $2,492,319, representing 0.77% of net assets. Information concerning such security holdings at February 28, 2011 was as follows:

	Acquisition
Security	Dates	Cost
Minnesota Office of Higher Education Revenue Bonds Supplemental Student Loan Program Series 2010	12-02-10	$2,550,000

(f)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions, rate shown is the effective rate on February 28, 2011.

(g)	The rate shown is the seven-day current annualized yield at February 28, 2011.

See accompanying Notes to Financial Statements.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

See accompanying Notes to Financial Statements.

16  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable

See accompanying Notes to Financial Statements.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Fair Value Measurements (continued)

inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 28, 2011:

	Fair Value at February 28, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Bonds
Municipal Bonds	$—	$312,986,088	$—	$312,986,088

Total Bonds	—	312,986,088	—	312,986,088

Other
Floating Rate Notes	—	3,400,000	—	3,400,000
Unaffiliated Money Market Fund(c)	141,168	—	—	141,168

Total Other	141,168	3,400,000	—	3,541,168

Total	$141,168	$316,386,088	$—	$316,527,256

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at February 28, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

18  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities
February 28, 2011 (Unaudited)

Assets
Investments, at value (identified cost $316,799,870)	$316,527,256
Receivable for:
Capital shares sold	1,091,552
Investments sold	9,963,439
Interest	3,983,898
Expense reimbursement due from Investment Manager	1,026

Total assets	331,567,171

Liabilities
Payable for:
Investments purchased on a delayed delivery basis	4,205,465
Capital shares purchased	948,013
Dividend distributions to shareholders	1,042,532
Investment management fees	10,818
Distribution fees	8,291
Transfer agent fees	14,977
Administration fees	1,874
Other expenses	53,279

Total liabilities	6,285,249

Net assets applicable to outstanding shares	$325,281,922

Represented by
Paid-in capital	$325,879,790
Undistributed net investment income	157,430
Accumulated net realized loss	(482,684)
Unrealized appreciation (depreciation) on:
Investments	(272,614)

Total — representing net assets applicable to outstanding shares	$325,281,922

Net assets applicable to outstanding shares
Class A	$299,171,481
Class B	$4,653,636
Class C	$21,454,449
Class Z	$2,356
Shares outstanding
Class A	58,342,147
Class B	906,651
Class C	4,183,646
Class Z	459
Net asset value per share
Class A(a)	$5.13
Class B	$5.13
Class C	$5.13
Class Z	$5.13

(a)	The maximum offering price per share for Class A is $5.39. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  19

Statement of Operations
Six months ended February 28, 2011 (Unaudited)

Net investment income
Income:
Interest	$8,317,900
Dividends	900

Total income	8,318,800

Expenses:
Investment management fees	682,654
Distribution fees
Class A	390,753
Class B	26,204
Class C	103,400
Transfer agent fees
Class A	88,552
Class B	1,581
Class C	5,665
Administration fees	118,484
Compensation of board members	4,185
Custodian fees	4,235
Printing and postage fees	30,523
Registration fees	44,750
Professional fees	17,545
Other	6,401

Total expenses	1,524,932
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(90,705)

Total net expenses	1,434,227

Net investment income	6,884,573

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$1,471,389
Futures contracts	(803,993)

Net realized gain	667,396
Net change in unrealized appreciation (depreciation) on:
Investments	(24,103,803)
Futures contracts	921,807

Net change in unrealized depreciation	(23,181,996)

Net realized and unrealized loss	(22,514,600)

Net decrease in net assets from operations	$(15,630,027)

The accompanying Notes to Financial Statements are an integral part of this statement.

20  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	February 28, 2011	Year ended
	Six months ended	August 31, 2010
	(Unaudited)
Operations
Net investment income	$6,884,573	$13,555,198
Net realized gain	667,396	2,016,061
Net change in unrealized appreciation (depreciation)	(23,181,996)	17,837,727

Net change in net assets resulting from operations	(15,630,027)	33,408,986

Distributions to shareholders from:
Net investment income
Class A	(6,453,715)	(12,657,930)
Class B	(88,230)	(291,452)
Class C	(350,205)	(540,302)
Class Z	(44)	—
Net realized gains
Class A	(64,546)	—
Class B	(1,085)	—
Class C	(4,359)	—
Class Z	(1)	—

Total distributions to shareholders	(6,962,185)	(13,489,684)

Increase (decrease) in net assets from share transactions	(7,453,657)	12,321,225

Total increase (decrease) in net assets	(30,045,869)	32,240,527
Net assets at beginning of period	355,327,791	323,087,264

Net assets at end of period	$325,281,922	$355,327,791

Undistributed net investment income	$157,430	$165,051

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  21

Statement of Changes in Net Assets (continued)

	Six months ended
	February 28, 2011		Year ended
	(Unaudited)		August 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	3,174,043	16,669,576	7,034,394	37,207,620
Conversions from Class B	8,574	43,296	617,718	3,304,794
Distributions reinvested	1,053,437	5,497,208	1,967,844	10,438,744
Redemptions	(6,094,790)	(31,487,339)	(7,854,631)	(41,510,181)

Net increase (decrease)	(1,858,736)	(9,277,259)	1,765,325	9,440,977

Class B shares
Subscriptions	6,528	35,342	88,218	465,460
Distributions reinvested	15,664	81,813	48,196	255,516
Conversions to Class A	(8,557)	(43,296)	(617,718)	(3,304,794)
Redemptions	(160,305)	(830,778)	(221,359)	(1,173,555)

Net decrease	(146,670)	(756,919)	(702,663)	(3,757,373)

Class C shares
Subscriptions	852,563	4,469,614	1,459,649	7,728,212
Distributions reinvested	61,539	320,727	86,617	459,808
Redemptions	(427,382)	(2,212,328)	(292,815)	(1,550,399)

Net increase	486,720	2,578,013	1,253,451	6,637,621

Class Z shares
Subscriptions	457	2,500	—	—
Distributions reinvested	2	8	—	—

Net increase	459	2,508	—	—

Total net increase (decrease)	(1,518,227)	(7,453,657)	2,316,113	12,321,225

The accompanying Notes to Financial Statements are an integral part of this statement.

22  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
	ended
	February 28,								Year ended
Class A	2011		Year ended August 31,						June 30,
Per share data	(Unaudited)		2010	2009	2008	2007	2006(a)		2006
Net asset value, beginning of period	$5.47		$5.16	$5.11	$5.14	$5.27	$5.17		$5.35

Income from investment operations:
Net investment income	.11		.22	.21	.21	.19	.03		.18
Net realized and unrealized gain (loss) on investments	(.34)		.30	.05	(.03)	(.13)	.10		(.17)

Total from investment operations	(.23)		.52	.26	.18	.06	.13		.01

Less distributions to shareholders from:
Net investment income	(.11)		(.21)	(.21)	(.21)	(.19)	(.03)		(.18)
Net realized gains	.00	(b)	—	—	—	—	—		(.01)

Total distributions to shareholders	(.11)		(.21)	(.21)	(.21)	(.19)	(.03)		(.19)

Net asset value, end of period	$5.13		$5.47	$5.16	$5.11	$5.14	$5.27		$5.17

Total return	(4.24%	)	10.38%	5.50%	3.50%	1.26%	2.56%		0.29%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest and fee expense)(d)	0.84%	(e)	0.82%	0.88%	0.99%	1.05%	1.06%	(e)	1.01%

Net expenses after fees waived or expenses reimbursed (including interest and fee expense)(d),(f)	0.79%	(e)	0.79%	0.84%	0.95% (g)	0.99%	0.98%	(e)	0.96%

Expenses prior to fees waived or expenses reimbursed (excluding interest and fee expense)	0.84%	(e)	0.82%	0.83%	0.83%	0.85%	0.87%	(e)	0.86%

Net expenses after fees waiver or expenses reimbursed (excluding interest and fee expense)(f)	0.79%	(e)	0.79%	0.79%	0.79% (g)	0.79%	0.79%	(e)	0.81%

Net investment income	4.13%	(e)	4.08%	4.31%	4.05%	3.70%	3.60%	(e)	3.52%

Supplemental data
Net assets, end of period (in thousands)	$299,171		$329,335	$301,421	$289,301	$287,818	$308,554		$303,211

Portfolio turnover	12%		21%	33%	23%	26%	3%		13%

See accompanying Notes to Financial Highlights.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  23

Financial Highlights (continued)

	Six months
	ended
	February 28,								Year ended
Class B	2011		Year ended August 31,						June 30,
Per share data	(Unaudited)		2010	2009	2008	2007	2006(a)		2006
Net asset value, beginning of period	$5.48		$5.16	$5.12	$5.15	$5.27	$5.17		$5.35

Income from investment operations:
Net investment income	.09		.18	.18	.17	.15	.03		.14
Net realized and unrealized gain (loss) on investments	(.35)		.31	.04	(.03)	(.11)	.10		(.17)

Total from investment operations	(.26)		.49	.22	.14	.04	.13		(.03)

Less distributions to shareholders from:
Net investment income	(.09)		(.17)	(.18)	(.17)	(.16)	(.03)		(.14)
Net realized gains	.00	(b)	—	—	—	—	—		(.01)

Total distributions to shareholders	(.09)		(.17)	(.18)	(.17)	(.16)	(.03)		(.15)

Net asset value, end of period	$5.13		$5.48	$5.16	$5.12	$5.15	$5.27		$5.17

Total return	(4.77%	)	9.75%	4.50%	2.72%	0.70%	2.42%		(0.47% )

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest and fee expense)(d)	1.60%	(e)	1.57%	1.63%	1.75%	1.80%	1.81%	(e)	1.77%

Net expenses after fees waived or expenses reimbursed (including interest and fee expense)(d),(f)	1.54%	(e)	1.55%	1.59%	1.70% (g)	1.75%	1.74%	(e)	1.72%

Expenses prior to fees waived or expenses reimbursed (excluding interest and fee expense)	1.60%	(e)	1.57%	1.58%	1.59%	1.60%	1.62%	(e)	1.62%

Net expenses after fees waiver or expenses reimbursed (excluding interest and fee expense)(f)	1.54%	(e)	1.55%	1.54%	1.54% (g)	1.55%	1.55%	(e)	1.57%

Net investment income	3.36%	(e)	3.31%	3.56%	3.29%	2.93%	2.81%	(e)	2.75%

Supplemental data
Net assets, end of period (in thousands)	$4,654		$5,768	$9,062	$13,969	$19,654	$29,477		$34,361

Portfolio turnover	12%		21%	33%	23%	26%	3%		13%

See accompanying Notes to Financial Highlights.

24  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended
	February 28,								Year ended
Class C	2011		Year ended August 31,						June 30,
Per share data	(Unaudited)		2010	2009	2008	2007	2006(a)		2006
Net asset value, beginning of period	$5.47		$5.16	$5.12	$5.15	$5.27	$5.17		$5.35

Income from investment operations:
Net investment income	.09		.18	.18	.17	.15	.03		.14
Net realized and unrealized gain (loss) on investments	(.34)		.30	.04	(.03)	(.11)	.10		(.17)

Total from investment operations	(.25)		.48	.22	.14	.04	.13		(.03)

Less distributions to shareholders from:
Net investment income	(.09)		(.17)	(.18)	(.17)	(.16)	(.03)		(.14)
Net realized gains	.00	(b)	—	—	—	—	—		(.01)

Total distributions to shareholders	(.09)		(.17)	(.18)	(.17)	(.16)	(.03)		(.15)

Net asset value, end of period	$5.13		$5.47	$5.16	$5.12	$5.15	$5.27		$5.17

Total return	(4.60%	)	9.56%	4.51%	2.72%	0.70%	2.42%		(0.47% )

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest and fee expense)(d)	1.59%	(e)	1.57%	1.63%	1.75%	1.80%	1.82%	(e)	1.77%

Net expenses after fees waived or expenses reimbursed (including interest and fee expense)(d),(f)	1.54%	(e)	1.54%	1.59%	1.70% (g)	1.75%	1.74%	(e)	1.72%

Expenses prior to fees waived or expenses reimbursed (excluding interest and fee expense)	1.59%	(e)	1.57%	1.58%	1.59%	1.60%	1.63%	(e)	1.62%

Net expenses after fees waiver or expenses reimbursed (excluding interest and fee expense)(f)	1.54%	(e)	1.54%	1.54%	1.54% (g)	1.55%	1.55%	(e)	1.57%

Net investment income	3.38%	(e)	3.32%	3.55%	3.29%	2.94%	2.84%	(e)	2.76%

Supplemental data
Net assets, end of period (in thousands)	$21,454		$20,225	$12,605	$8,460	$7,032	$8,151		$8,203

Portfolio turnover	12%		21%	33%	23%	26%	3%		13%

See accompanying Notes to Financial Highlights.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  25

Financial Highlights (continued)

	Six months ended
Class Z	February 28, 2011
Per share data	(Unaudited)(h)
Net asset value, beginning of period	$5.46

Income from investment operations:
Net investment income	.10
Net realized and unrealized loss on investments	(.33)

Total from investment operations	(.23)

Less distributions to shareholders from:
Net investment income	(.10)
Net realized gains	.00	(b)

Total distributions to shareholders	(.10)

Net asset value, end of period	$5.13

Total return	(4.26%	)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed(f)	0.51%	(e)

Net expenses after fees waived or expenses reimbursed	0.51%	(e)

Net investment income	4.45%	(e)

Supplemental data
Net assets, end of period (in thousands)	$2

Portfolio turnover	12%

Notes to Financial Highlights

(a)	For the period from July 1, 2006 to August 31, 2006. In 2006, the Fund’s fiscal year end was changed from June 30 to August 31.
(b)	Rounds to less than $0.01.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Ratios include interest and fee expense related to the Fund’s participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(e)	Annualized.
(f)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)	Expense ratio is before the reduction of earnings/bank fee credits on cash balances. For the year ended August 31, 2008, earnings/bank fee credits lowered the expense ratio by 0.01% of average daily net assets.
(h)	For the period from September 27, 2010 (when shares became available) to February 28, 2011.

The accompanying Notes to Financial Statements are an integral part of the statement.

26  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
February 28, 2011 (Unaudited)

Note 1. Organization

Columbia Minnesota Tax-Exempt Fund (the Fund), a series of RiverSource Special Tax-Exempt Series Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On February 15, 2011, shareholders approved a proposal to reorganize the Fund into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. The reorganization was completed on March 7, 2011.

Fund Shares
The Trust has unlimited authorized shares of beneficial interest (without par value). The Fund offers Class A, Class B, Class C, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund’s prospectus. Class Z shares became effective September 27, 2010.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  27

Notes to Financial Statements (continued)

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and

28  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  29

Notes to Financial Statements (continued)

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivatives outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at February 28, 2011

At February 28, 2011, the fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended February 28,	2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures
Interest rate contracts	$(803,993)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures
Interest rate contracts	$921,807

Volume of Derivative Activity
Futures
At February 28, 2011, the Fund had no outstanding futures contracts. The monthly average gross notional amount for short contracts was $7.3 million for the six months ended February 28, 2011. The fair value of such contracts at February 28, 2011 is set forth in the table above.

30  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Delayed Delivery Securities and Forward Sale Commitments
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  31

Notes to Financial Statements (continued)

specific class of shares are charged to that share class. Expenses directly attributable to a Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders
Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is an

32  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.410% to 0.250% as the Fund’s net assets increase. The management fee for the six months ended February 28, 2011 was 0.40% of the Fund’s average daily net assets.

In September 2010, the Board approved an amended IMSA that includes a management fee rate that declines from 0.400% to 0.270% as the Fund’s net assets increase and would increase the management fee rate payable to the Investment Manager at certain asset levels. The amended IMSA was approved by the Fund’s shareholders at a meeting held on February 15, 2011 and became effective March 1, 2011.

Administration Fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The fee for the six months ended February 28, 2011 was 0.07% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since January 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended February 28, 2011, other expenses paid to this company were $725.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  33

Notes to Financial Statements (continued)

Prior to September 7, 2010, the Transfer Agent received annual account-based service fees for Class A, Class B and Class C shares which amount varied by class. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective September 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent also pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements.

For the six months ended February 28, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.06%
Class B	0.06
Class C	0.06
Class Z	0.03

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $172,000 and $175,000 for Class B and Class C shares, respectively. These amounts are based on the

34  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

most recent information available as of January 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $225,666 for Class A, $320 for Class B and $1,748 for Class C for the six months ended February 28, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
For the six months ended February 28, 2011, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A	0.79%
Class B	1.54
Class C	1.54
Class Z	0.51

The waived/reimbursed fees and expenses for the transfer agent fees at the class level were as follows:

Class A	$26,032
Class B	493
Class C	1,715

The management fees waived/reimbursed at the Fund level were $62,465.

Under an agreement which was effective until October 31, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*) would not exceed the following percentage of the class’ average daily net assets:

Class A	0.79%
Class B	1.55
Class C	1.54

Effective November 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until October 31, 2011, unless sooner terminated at the sole discretion of the Board,

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  35

Notes to Financial Statements (continued)

such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class’ average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54
Class Z	0.54

*	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $38,922,090 and $52,788,874, respectively, for the six months ended February 28, 2011.

Note 5. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to October 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to

36  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

$300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings for the six months ended February 28, 2011.

Note 6. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At February 28, 2011, the cost of investments for federal income tax purposes was approximately $316,800,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,996,000
Unrealized depreciation	$(7,269,000)

Unrealized depreciation	$(273,000)

The following capital loss carryforward, determined as of August 31, 2010 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$173,241

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  37

Notes to Financial Statements (continued)

Note 7. Significant Risks

Non-Diversification Risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer companies than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Geographic Concentration Risk
Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District

38  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  39

Notes to Financial Statements (continued)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

40  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreement

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (Columbia Management) serves as investment manager, the Fund’s Board of Trustees (the Board) approved, subject to approval by shareholders, a new investment management services agreement between the Fund and Columbia Management (the IMS Agreement), which will have the effect of increasing the effective management fee rate payable to Columbia Management at certain asset levels. The IMS Agreement was approved by the Fund’s shareholders at a meeting held on February 15, 2011. A discussion regarding the basis for the approval by the Board of the IMS Agreement is set forth under “Proposal 4 — Approve Proposed IMS Agreement — Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission by RiverSource Special Tax-Exempt Series Trust, on behalf of the Fund, on December 28, 2010, and is incorporated herein by reference.

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  41

Results of Meeting of Shareholders

Columbia Minnesota Tax-Exempt Fund

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1. To elect trustees to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	257,387,769.632	11,757,209.690	0.000	0.000
02.	Edward J. Boudreau, Jr.	256,686,038.951	12,458,940.371	0.000	0.000
03.	Pamela G. Carlton	256,577,463.647	12,567,515.675	0.000	0.000
04.	William P. Carmichael	256,504,325.559	12,640,653.763	0.000	0.000
05.	Patricia M. Flynn	256,491,961.764	12,653,017.558	0.000	0.000
06.	William A. Hawkins	256,763,069.598	12,381,909.724	0.000	0.000
07.	R. Glenn Hilliard	256,777,128.640	12,367,850.682	0.000	0.000
08.	Stephen R. Lewis, Jr.	256,678,176.583	12,466,802.739	0.000	0.000
09.	John F. Maher	257,016,440.518	12,128,538.804	0.000	0.000
10.	John J. Nagorniak	256,847,456.303	12,297,523.019	0.000	0.000
11.	Catherine James Paglia	257,016,493.091	12,128,486.231	0.000	0.000
12.	Leroy C. Richie	256,863,481.181	12,281,498.141	0.000	0.000
13.	Anthony M. Santomero	256,660,505.777	12,484,473.545	0.000	0.000
14.	Minor M. Shaw	257,059,313.736	12,085,665.586	0.000	0.000
15.	Alison Taunton-Rigby	256,647,379.427	12,497,599.895	0.000	0.000
16.	William F. Truscott	257,099,077.555	12,045,901.767	0.000	0.000

Proposal 2. To approve a proposed amendment to the Declaration of Trust.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
251,878,296.841	10,329,904.124	6,936,773.227	5.130

*	All dollars of RiverSource Special Tax-Exempt Series Trust are voted together as a single class for election of trustees and the proposed amendment to the Declaration of Trust.

Proposal 3. To approve a proposed Agreement and Plan of Redomiciling.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
192,936,588.324	8,658,648.870	6,546,653.487	26,694,652.680

42  COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Proposal 4. To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
194,195,353.201	7,928,980.950	6,017,556.530	26,694,652.680

Proposal 5. To approve a proposal to authorize Columbia Management Investment Advisers, LLC to enter into and materially amend subadvisory agreements in the future, with the approval of the Company’s board of trustees, but without obtaining shareholder approval.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
189,385,218.967	12,422,179.753	6,334,491.961	26,694,652.680

COLUMBIA MINNESOTA TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  43

Columbia Minnesota Tax-Exempt Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6329 AC (4/11)

Semiannual Report

RiverSource California Tax-Exempt Fund
RiverSource New York Tax-Exempt Fund

Semiannual Report for the Period Ended
February 28, 2011

Each Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from the respective state and local income tax.

 Not FDIC insured - No bank guarantee - May lose value

Table of Contents

Your Fund at a Glance	3

RiverSource California Tax-Exempt Fund	3

RiverSource New York Tax-Exempt Fund	7

Fund Expenses Examples	11

Portfolios of Investments	14

Statements of Assets and Liabilities	31

Statements of Operations	32

Statements of Changes in Net Assets	33

Financial Highlights	35

Notes to Financial Statements	43

Proxy Voting	57

Results of Meeting of Shareholders	58

RiverSource California Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund are, singularly and collectively, where the context requires, referred to as either “the Fund,” “each Fund” or “the Funds.”

In August 2010, the Board of Trustees of RiverSource California Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund (each an Acquired Fund) approved a proposal to merge each Acquired Fund with and into the corresponding Acquiring Fund shown below:

Acquired Fund	Acquiring Fund
RiverSource California Tax-Exempt Fund	Columbia California Tax-Exempt Fund
RiverSource New York Tax-Exempt Fund	Columbia New York Tax-Exempt Fund

Each merger is expected to be a tax-free reorganization for U.S. federal income tax purposes. More information about each Acquiring Fund and the definitive terms of each merger are included in proxy materials mailed to shareholders who owned shares of the Acquired Funds on Dec. 17, 2010. Each proposal was approved at a meeting of shareholders held on Feb., 15, 2011, and is expected to close before the end of the second quarter 2011. For more information, see “Results of Meeting of Shareholders”.

See the Fund’s prospectus for risks associated with investing in the Fund.

2  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

RiverSource California Tax-Exempt Fund

FUND SUMMARY

>	RiverSource California Tax-Exempt Fund’s (the Fund) Class A shares, excluding sales charge, declined 6.84% for the six months ended Feb. 28, 2011.

>	The Fund underperformed the Barclays Capital Municipal Bond California 2 Plus Year Index, which fell 4.61%, and the Lipper California Municipal Debt Funds Index, which fell 5.52% for the same period.

>	A broad barometer applicable to the Fund, the Barclays Capital Municipal Bond Index, was down 3.51% for the same six month period.

ANNUALIZED TOTAL RETURNS (for period ended Feb. 28, 2011)

	6 months*	1 year	3 years	5 years	10 years
RiverSource California Tax-Exempt Fund Class A (excluding sales charge)	-6.84%	-0.90%	+4.06%	+2.47%	+3.61%

Barclays Capital Municipal Bond California 2 Plus Year Index(1) (unmanaged)	-4.61%	+2.30%	+5.30%	+3.68%	+4.70%

Barclays Capital Municipal Bond Index(2) (unmanaged)	-3.51%	+1.72%	+5.57%	+4.07%	+4.79%

Lipper California Municipal Debt Funds Index(3) (unmanaged)	-5.52%	+0.52%	+4.00%	+2.38%	+3.72%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

RiverSource California Tax-Exempt Fund

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Barclays Capital Municipal Bond California 2 Plus Year Index, an unmanaged index, is a market value-weighted index of California investment-grade fixed-rate municipal bonds with maturities of two years or more.
(2)	The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance.

The Barclays Capital indices reflect reinvestment of all distributions and changes in market prices.

(3)	The Lipper California Municipal Debt Funds Index includes the 30 largest municipal debt funds in California tracked by Lipper Inc. The Lipper index’s returns include net reinvested dividends.

4  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

RiverSource California Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

at Feb. 28, 2011
Without sales charge	6 months*	1 year	3 years	5 years	10 years
Class A (inception 8/18/86)	-6.84%	-0.90%	+4.06%	+2.47%	+3.61%

Class B (inception 3/20/95)	-7.19%	-1.45%	+3.28%	+1.74%	+2.83%

Class C (inception 6/26/00)	-7.36%	-1.65%	+3.21%	+1.70%	+2.83%

With sales charge
Class A (inception 8/18/86)	-11.26%	-5.60%	+2.39%	+1.48%	+3.10%

Class B (inception 3/20/95)	-11.74%	-6.20%	+2.35%	+1.40%	+2.83%

Class C (inception 6/26/00)	-8.27%	-2.59%	+3.21%	+1.70%	+2.83%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase.

*	Not annualized.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

RiverSource California Tax-Exempt Fund

PORTFOLIO STATISTICS

Weighted average life(1)	20.3 years

Effective duration(2)	11.3 years

(1)	Weighted average life measures a bond’s maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2)	Effective duration measures the sensitivity of a security’s price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

QUALITY BREAKDOWN(1) (at Feb. 28, 2011)

AAA rating	0.7%

AA rating	27.7

A rating	57.3

BBB rating	11.1

Non-investment grade	3.2

(1)	Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of municipal bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating. Ratings for 5.3% of the bond portfolio assets were determined through internal analysis.

6  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

RiverSource New York Tax-Exempt Fund

FUND SUMMARY

>	RiverSource New York Tax-Exempt Fund’s (the Fund) Class A shares, excluding sales charge, declined 4.28% for the six months ended Feb. 28, 2011.

>	The Fund underperformed the Barclays Capital Municipal Bond New York 4 Plus Year Index, which fell 3.91%, and outperformed the Lipper New York Municipal Debt Funds Index, which fell 5.09% for the same period.

>	A broad barometer applicable to the Fund, the Barclays Capital Municipal Bond Index, was down 3.51% for the same six month period.

ANNUALIZED TOTAL RETURNS (for period ended Feb. 28, 2011)

	6 months*	1 year	3 years	5 years	10 years
RiverSource New York Tax-Exempt Fund Class A (excluding sales charge)	-4.28%	+0.66%	+4.97%	+3.13%	+3.90%

Barclays Capital Municipal Bond New York 4 Plus Year Index(1) (unmanaged)	-3.91%	+1.69%	+6.06%	+4.26%	+5.06%

Barclays Capital Municipal Bond Index(2) (unmanaged)	-3.51%	+1.72%	+5.57%	+4.07%	+4.79%

Lipper New York Municipal Debt Funds Index(3) (unmanaged)	-5.09%	+0.25%	+4.48%	+2.93%	+3.94%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  7

Your Fund at a Glance (continued)

RiverSource New York Tax-Exempt Fund

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Barclays Capital Municipal Bond New York 4 Plus Year Index, an unmanaged index, is a market value-weighted index of New York investment-grade fixed-rate municipal bonds with maturities of four years or more.
(2)	The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance.

The Barclays Capital indices reflect reinvestment of all distributions and changes in market prices.

(3)	The Lipper New York Municipal Debt Funds Index includes the 30 largest municipal debt funds in New York tracked by Lipper Inc. The Lipper index’s returns include net reinvested dividends.

8  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

RiverSource New York Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

at Feb. 28, 2011
Without sales charge	6 months*	1 year	3 years	5 years	10 years
Class A (inception 8/18/86)	-4.28%	+0.66%	+4.97%	+3.13%	+3.90%

Class B (inception 3/20/95)	-4.64%	-0.10%	+4.19%	+2.36%	+3.12%

Class C (inception 6/26/00)	-4.64%	+0.10%	+4.19%	+2.36%	+3.12%

With sales charge
Class A (inception 8/18/86)	-8.83%	-4.12%	+3.29%	+2.13%	+3.40%

Class B (inception 3/20/95)	-9.33%	-4.93%	+3.26%	+2.01%	+3.12%

Class C (inception 6/26/00)	-5.58%	-0.86%	+4.19%	+2.36%	+3.12%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase.

*	Not annualized.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  9

Your Fund at a Glance (continued)

RiverSource New York Tax-Exempt Fund

PORTFOLIO STATISTICS

Weighted average life(1)	18.1 years

Effective duration(2)	9.9 years

(1)	Weighted average life measures a bond’s maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2)	Effective duration measures the sensitivity of a security’s price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

QUALITY BREAKDOWN(1) (at Feb. 28, 2011)

AAA rating	9.2%

AA rating	41.7

A rating	23.0

BBB rating	19.1

Non-investment grade	6.3

Non-rated	0.7

(1)	Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of municipal bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating. Ratings for 1.7% of the bond portfolio assets were determined through internal analysis.

10  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

Fund Expenses Examples
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until Feb. 28, 2011.

Actual Expenses
The first line of each table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine each relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  11

Fund Expenses Examples (continued)

RiverSource California Tax-Exempt Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Sept. 1, 2010	Feb. 28, 2011	the period(a)	expense ratio
Class A

Actual(b)	$1,000	$931.60	$3.78	.79%

Hypothetical (5% return before expenses)	$1,000	$1,020.88	$3.96	.79%

Class B

Actual(b)	$1,000	$928.10	$7.36	1.54%

Hypothetical (5% return before expenses)	$1,000	$1,017.16	$7.70	1.54%

Class C

Actual(b)	$1,000	$926.40	$7.36	1.54%

Hypothetical (5% return before expenses)	$1,000	$1,017.16	$7.70	1.54%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended Feb. 28, 2011: -6.84% for Class A, -7.19% for Class B and -7.36% for Class C.

12  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

RiverSource New York Tax-Exempt Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Sept. 1, 2010	Feb. 28, 2011	the period(a)	expense ratio
Class A

Actual(b)	$1,000	$957.20	$3.83	.79%

Hypothetical (5% return before expenses)	$1,000	$1,020.88	$3.96	.79%

Class B

Actual(b)	$1,000	$953.60	$7.46	1.54%

Hypothetical (5% return before expenses)	$1,000	$1,017.16	$7.70	1.54%

Class C

Actual(b)	$1,000	$953.60	$7.46	1.54%

Hypothetical (5% return before expenses)	$1,000	$1,017.16	$7.70	1.54%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended Feb. 28, 2011: -4.28% for Class A, -4.64% for Class B and -4.64% for Class C.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments

RiverSource California Tax-Exempt Fund
Feb. 28, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Municipal Bonds (95.7%)
Issue	Coupon	Principal
Description(d,e)	Rate	Amount		Value(a)

Advanced Refunded (0.6%)
California Health Facilities Financing Authority Revenue Bonds Providence Health Series 2008
10-01-38	6.500%	$30,000		$37,965
Los Angeles Harbor Department Revenue Bonds Series 1988 Escrowed to Maturity
10-01-18	7.600	665,000		797,661

Total				835,626

Airport (3.1%)
County of Sacramento Revenue Bonds Senior Series 2009B
07-01-39	5.750	2,000,000		2,005,760
Los Angeles Department of Airports Subordinated Revenue Bonds Los Angeles International Series 2010B
05-15-35	5.000	1,000,000	(g)	934,710
San Diego County Regional Airport Authority Subordinated Revenue Bonds Series 2010A
07-01-34	5.000	1,350,000		1,227,137

Total				4,167,607

City (1.2%)
City of Martinez Unlimited General Obligation Bonds Election of 2008 Series 2009A
08-01-34	5.000	1,560,000		1,591,106

College (9.2%)
California Educational Facilities Authority Revenue Bonds Loyola Marymount University Series 2010A
10-01-40	5.125	850,000		762,637
California Municipal Finance Authority Revenue Bonds Biola University Series 2008
10-01-28	5.800	2,000,000		1,946,180
California Municipal Finance Authority Revenue Bonds Loma Linda University Series 2007
04-01-32	4.750	2,300,000		1,946,260
California State University Revenue Bonds Systemwide Series 2009A
11-01-29	5.250	3,000,000		3,019,590
California Statewide Communities Development Authority Revenue Bonds Polytechnic School Series 2009
12-01-34	5.000	500,000		464,525
California Statewide Communities Development Authority Revenue Bonds Thomas Jefferson School of Law Series 2008A
10-01-38	7.250	1,000,000		1,004,820
University of California Revenue Bonds General Series 2009Q
05-15-34	5.000	1,750,000		1,684,743
University of California Revenue Bonds Series 2008D
05-15-27	5.000	1,500,000		1,470,510

Total				12,299,265

Electric (3.9%)
California Statewide Communities Development Authority Refunding Revenue Bonds Southern California Education Series 2010A
09-01-29	4.500	1,310,000		1,198,925

See accompanying Notes to Portfolio of Investments.

14  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(d,e)	Rate	Amount	Value(a)

Electric (cont.)
City of Vernon Revenue Bonds Series 2009A
08-01-21	5.125%	$1,500,000	$1,539,780
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01-01-29	5.000	2,500,000	2,501,150

Total			5,239,855

Health Care — Hospital (21.7%)
California Health Facilities Financing Authority Refunding Revenue Bonds Cedars-Sinai Medical Center Series 2005
11-15-34	5.000	1,525,000	1,361,535
California Health Facilities Financing Authority Revenue Bonds Adventist Health System West Series 2009A
09-01-39	5.750	3,000,000	2,820,420
California Health Facilities Financing Authority Revenue Bonds Cedars-Sinai Medical Center Series 2009
08-15-39	5.000	1,500,000	1,303,755
California Health Facilities Financing Authority Revenue Bonds Providence Health & Services Series 2008C
10-01-28	6.250	500,000	541,680
California Health Facilities Financing Authority Revenue Bonds Providence Health Services Series 2009B
10-01-39	5.500	3,200,000	3,066,560
California Health Facilities Financing Authority Revenue Bonds Sutter Health Series 2008A
08-15-30	5.000	2,500,000	2,260,325
California Health Facilities Financing Authority Unrefunded Revenue Bonds Providence Health Series 2008
10-01-38	6.500	1,470,000	1,594,274
California Municipal Finance Authority Revenue Bonds Community Hospitals Series 2009
02-01-39	5.500	3,250,000	2,742,220
California Statewide Communities Development Authority Revenue Bonds Catholic Healthcare West Series 2008B
07-01-30	5.500	1,975,000	1,919,898
California Statewide Communities Development Authority Revenue Bonds Cottage Health Obligation Group Series 2010
11-01-30	5.250	300,000	281,766
California Statewide Communities Development Authority Revenue Bonds John Muir Health Series 2006A
08-15-32	5.000	2,450,000	2,202,746
California Statewide Communities Development Authority Revenue Bonds Kaiser Permanente Series 2006B
03-01-45	5.250	1,000,000	851,090
California Statewide Communities Development Authority Revenue Bonds Sutter Health Series 2011A
08-15-42	6.000	1,000,000	990,200
City of Torrance Revenue Bonds Torrance Memorial Medical Center Series 2010A
09-01-30	5.000	2,100,000	1,858,248
City of Turlock Certificate of Participation Emanuel Medical Center Series 2007A
10-15-31	5.125	3,930,000	3,190,334
Sierra View Local Health Care District Revenue Bonds Series 2007
07-01-37	5.250	2,000,000	1,738,460

Total			28,723,511

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)
RiverSource California Tax-Exempt Fund

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(d,e)	Rate	Amount		Value(a)

Housing — Other (1.1%)
California Statewide Communities Development Authority Revenue Bonds CHF — Irvine LLC — UCI East Campus Series 2008
05-15-32	5.750%	$1,500,000		$1,417,410

Housing — Single Family (1.2%)
California Housing Finance Agency Revenue Bonds Home Mortgage Series 2006H (FGIC) A.M.T.
08-01-30	5.750	965,000		978,993
California Housing Finance Agency Revenue Bonds Home Mortgage Series 2006K A.M.T.
02-01-42	5.500	570,000		578,698

Total				1,557,691

Lease (2.7%)
Los Angeles Municipal Improvement Corp. Revenue Bonds Series 2008B
09-01-38	5.000	3,000,000		2,657,040
San Mateo County Board of Education Refunding Certificate of Participation Series 2009
06-01-35	5.250	1,000,000		981,090

Total				3,638,130

Miscellaneous Revenue (1.9%)
California Infrastructure & Economic Development Bank Revenue Bonds Series 2008
02-01-33	5.250	2,600,000		2,485,782

Port District (0.7%)
Port of Oakland Unrefunded Revenue Bonds Series 2000K (NPFGC/FGIC) A.M.T.
11-01-18	5.625	995,000		995,557

Sales or Use Tax (0.7%)
Riverside County Transportation Commission Limited Tax Revenue Bonds Series 2010A
06-01-32	5.000	1,000,000		964,400

School (14.6%)
Alhambra Unified School District Unlimited General Obligation Bonds Capital Appreciation Zero Coupon Series 1999A (AGM)
09-01-22	5.950	1,055,000	(b)	526,772
Centinela Valley Union High School District Unlimited General Obligation Bonds Series 2002A (NPFGC)
08-01-31	5.250	2,000,000		1,866,980
Chabot-Las Positas Community College District Unlimited General Obligation Bonds Capital Appreciation Election of 2004 Zero Coupon Series 2006B (AMBAC)
08-01-19	4.745	1,000,000	(b)	659,310
Encinitas Union School District Unlimited General Obligation Bonds Capital Appreciation Zero Coupon Series 1996 (NPFGC)
08-01-15	5.850	2,500,000	(b)	2,146,125
Lakeside Union School District/San Diego County Unlimited General Obligation Bonds Series 2009
08-01-33	5.000	1,750,000		1,735,948
Menifee Union School District Unlimited General Obligation Bonds Election of 2008 Series 2008A
08-01-33	5.500	3,125,000		3,151,374
Merced Community College District Refunding Revenue Bonds School Facilities Financing Authority Series 2006 (NPFGC)
08-01-21	5.000	700,000		777,588
San Bernardino Community College District Unlimited General Obligation Bonds Election of 2002 Series 2008A
08-01-33	6.250	1,000,000		1,065,850
San Diego Community College District Unlimited General Obligation Bonds Election of 2006 Series 2007 (AGM)
08-01-30	5.000	2,500,000		2,481,475

See accompanying Notes to Portfolio of Investments.

16  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(d,e)	Rate	Amount		Value(a)

School (cont.)
San Juan Unified School District Unlimited General Obligation Bonds Capital Appreciation Zero Coupon Series 1999 (AGM)
08-01-21	5.680%	$820,000	(b)	$465,383
08-01-24	5.700	1,810,000	(b)	804,925
San Mateo County Community College District Unlimited General Obligation Bonds Election of 2001 Series 2002A (NPFGC/FGIC)
09-01-18	5.375	1,000,000		1,053,770
Simi Valley School Financing Authority Refunding Revenue Bonds Unified School District Series 2007 (AGM)
08-01-23	5.000	1,500,000		1,584,915
Twin Rivers Unified School District Unlimited General Obligation Bonds Election of 2006 Series 2008 (AGM)
08-01-25	5.000	1,000,000		1,011,330

Total				19,331,745

Special District — Assessment (1.1%)
Anaheim Community Facilities District No. 06-2 Special Tax Bonds Stadium Lofts Series 2007
09-01-37	5.000	1,000,000		757,480
Orange Unified School District No. 2005-2 Community Facilities Special Tax Bonds Del Rio School Facilities Series 2007
09-01-37	5.000	1,000,000		714,000

Total				1,471,480

Special District — Tax Allocation (12.1%)
Bakersfield Redevelopment Agency Tax Allocation Bonds Old Town Kern Pioneer Series 2009A
08-01-29	7.500	1,615,000		1,538,449
Bakersfield Redevelopment Agency Tax Allocation Bonds Southeast Bakersfield Series 2009B
08-01-29	7.250	720,000		702,331
Carson Redevelopment Agency Tax Allocation Bonds Housing Series 2010A
10-01-30	5.000	1,300,000		1,075,568
Folsom Redevelopment Agency Tax Allocation Bonds Central Folsom Redevelopment Project Series 2009
08-01-29	5.125	800,000		738,480
08-01-36	5.500	800,000		725,920
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05-01-23	5.250	1,100,000		1,056,715
Lammersville School District No. 2002 Community Facilities Special Tax Bonds Mountain House Series 2006
09-01-35	5.125	1,000,000		767,400
Palmdale Civic Authority Refunding Revenue Bonds Redevelopment Project No. 1 Series 2009A
07-01-27	6.000	2,780,000		2,814,278
Pittsburg Redevelopment Agency Tax Allocation Bonds Los Medanos Community Development Project Zero Coupon Series 1999 (AMBAC)
08-01-24	6.050	2,100,000	(b)	812,679
Rancho Cucamonga Redevelopment Agency Tax Allocation Bonds Housing Set Aside Series 2007A (NPFGC)
09-01-34	5.000	2,200,000		1,755,952
Riverside County Redevelopment Agency Tax Allocation Bonds Housing Series 2010A
10-01-39	6.000	1,350,000		1,211,436

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)
RiverSource California Tax-Exempt Fund

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(d,e)	Rate	Amount	Value(a)

Special District — Tax Allocation (cont.)
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay North Redevelopment Series 2009C
08-01-29	6.000%	$500,000	$507,560
08-01-39	6.500	1,625,000	1,630,119
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08-01-29	6.375	500,000	491,205
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Redevelopment Projects Series 2009B
08-01-28	6.125	310,000	324,142

Total			16,152,234

State (12.8%)
State of California Unlimited General Obligation Bonds Series 2004
02-01-22	5.000	1,000,000	1,010,030
State of California Unlimited General Obligation Bonds Various Purpose Series 2003
11-01-24	5.125	2,000,000	2,022,660
State of California Unlimited General Obligation Bonds Various Purpose Series 2007
12-01-32	5.000	4,000,000	3,801,240
State of California Unlimited General Obligation Bonds Various Purpose Series 2009
04-01-31	5.750	1,000,000	1,031,900
State of California Unlimited General Obligation Bonds Various Purpose Series 2010
03-01-24	5.250	1,000,000	1,043,520
03-01-30	5.250	1,000,000	1,000,710
State of California Unlimited General Obligation Refunding Bonds Series 2007
08-01-30	4.500	3,340,000	2,947,917
State of California Unlimited General Obligation Refunding Bonds Various Purpose Series 2008
04-01-33	5.125	1,500,000	1,437,750
04-01-38	5.000	3,000,000	2,762,160
State of California Unrefunded Unlimited General Obligation Bonds Series 2004
04-01-29	5.300	2,000	2,010

Total			17,059,897

Toll Road (0.8%)
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993
01-01-33	5.000	1,400,000	1,027,838

Water & Sewer (6.3%)
Anaheim Public Financing Authority Revenue Bonds Series 2007 (NPFGC)
02-01-33	4.750	2,795,000	2,628,026
Eastern Municipal Water District Certificate of Participation Series 2008H
07-01-33	5.000	1,000,000	963,450
Eastern Municipal Water District Special Tax Bonds District No. 2004-27 Cottonwood Series 2006
09-01-27	5.000	200,000	165,826
09-01-36	5.000	500,000	378,480
Rowland Water District Certificate of Participation Recycled Water Project Series 2008
12-01-39	6.250	2,235,000	2,328,021

See accompanying Notes to Portfolio of Investments.

18  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(d,e)	Rate	Amount	Value(a)

Water & Sewer (cont.)
Turlock Public Financing Authority Revenue Bonds Series 2008
05-01-32	4.750%	$2,000,000	$1,863,280

Total			8,327,083

Total Municipal Bonds
(Cost: $133,324,286)			$127,286,218

Municipal Notes (1.7%)
		Amount
Issue	Effective	Payable at
Description(c,d,e)	Yield	Maturity	Value(a)

California Infrastructure & Economic Development Bank Refunding Revenue Bonds Pacific Gas & Electric Co. V.R.D.N. Series 2009A (Wells Fargo Bank)
11-01-26	0.170%	$1,300,000	$1,300,000
California Statewide Communities Development Authority Refunding Revenue Bonds Los Angeles County Museum of Art V.R.D.N. Series 2008D (Wells Fargo Bank)
12-01-34	0.170	1,000,000	1,000,000

Total Municipal Notes
(Cost: $2,300,000)			$2,300,000

Money Market Fund (0.1%)
	Shares		Value(a)

JPMorgan Tax-Free Money Market Fund, 0.000%	191,398	(f)	$191,398

Total Money Market Fund
(Cost: $191,398)			$191,398

Total Investments in Securities
(Cost: $135,815,684)(h)			$129,777,616

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c)	The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2011.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)
RiverSource California Tax-Exempt Fund

Notes to Portfolio of Investments (continued)

(d)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGCP	—	Assured Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(e)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Feb. 28, 2011, the value of securities subject to alternative minimum tax represented 1.92% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(f)	The rate shown is the seven-day current annualized yield at Feb. 28, 2011.

20  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(g)	Identifies issues considered to be illiquid as to their marketability (see Note 2 to the financial statements). The aggregate value of such securities at Feb. 28, 2011 was $934,710, representing 0.70% of net assets. Information concerning such security holdings at Feb. 28, 2011 was as follows:

	Acquisition
Security	Dates	Cost
Los Angeles Department of Airports Subordinated Revenue Bonds Los Angeles International Series 2010B 5.000% 2035	10-29-10	$1,005,778

(h)	At Feb. 28, 2011, the cost of securities for federal income tax purposes was approximately $135,816,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,669,000
Unrealized depreciation	(7,707,000)

Net unrealized depreciation	$(6,038,000)

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  21

Portfolio of Investments (continued)
RiverSource California Tax-Exempt Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable

22  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Feb. 28, 2011:

	Fair Value at Feb. 28, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Bonds
Municipal Bonds	$—	$127,286,218	$—	$127,286,218

Total Bonds	—	127,286,218	—	127,286,218

Other
Municipal Notes	—	2,300,000	—	2,300,000
Unaffiliated Money Market Fund(c)	191,398		—	191,398

Total Other	191,398	2,300,000	—	2,491,398

Total	$191,398	$129,586,218	$—	$129,777,616

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  23

Portfolio of Investments

RiverSource New York Tax-Exempt Fund
Feb. 28, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Municipal Bonds (95.1%)
Issue	Coupon	Principal
Description(b,c)	Rate	Amount	Value(a)

Airport-Special Facility (1.6%)
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12-01-42	6.000%	$800,000	$774,368

College (28.7%)
City of Troy Revenue Bonds Rensselaer Polytechnic Series 2010A
09-01-30	5.000	500,000	480,135
09-01-40	5.125	750,000	695,790
Dutchess County Industrial Development Agency Refunding Revenue Bonds Bard College Civic Facilities Series 2007A-1
08-01-22	5.000	500,000	511,335
Nassau County Industrial Development Agency Refunding Revenue Bonds New York Institute of Technology Project Series 2000A
03-01-26	4.750	485,000	459,547
New York State Dormitory Authority Revenue Bonds Brooklyn Law School Series 2003B (XLCA)
07-01-30	5.125	1,000,000	988,450
New York State Dormitory Authority Revenue Bonds City University Consolidated 5th General Resources Series 2008B
07-01-27	5.000	1,000,000	1,019,010
New York State Dormitory Authority Revenue Bonds Consolidated City University System Series 1993A
07-01-13	5.750	2,400,000	2,523,575
New York State Dormitory Authority Revenue Bonds Cornell University Series 2006A
07-01-31	5.000	1,000,000	1,015,380
New York State Dormitory Authority Revenue Bonds Education Series 2008B
03-15-38	5.250	1,000,000	1,007,800
New York State Dormitory Authority Revenue Bonds Manhattan Marymount College Series 2009
07-01-29	5.250	500,000	482,835
New York State Dormitory Authority Revenue Bonds Rochester Institute of Technology Series 2008A
07-01-33	6.000	1,000,000	1,056,970
New York State Dormitory Authority Revenue Bonds Teacher’s College Series 2009
03-01-39	5.500	500,000	505,155
New York State Dormitory Authority Revenue Bonds The New School Series 2010
07-01-40	5.500	500,000	487,175
New York State Dormitory Authority Revenue Bonds University of Rochester Series 2009A
07-01-39	5.125	900,000	883,440
New York State Dormitory Authority Unrefunded Revenue Bonds Series 1990B
05-15-11	7.500	645,000	654,585

See accompanying Notes to Portfolio of Investments.

24  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(b,c)	Rate	Amount	Value(a)

College (cont.)
Seneca County Industrial Development Agency Revenue Bonds New York Chiropractic College Series 2007
10-01-27	5.000%	$750,000	$697,755

Total			13,468,937

County (3.0%)
County of Monroe Unlimited General Obligation Refunding & Public Improvement Bonds Series 1996 (NPFGC)
03-01-15	6.000	1,250,000	1,405,913

Electric (1.7%)
Long Island Power Authority Revenue Bonds Series 2009A
04-01-23	5.000	750,000	785,790

Health Care — Hospital (14.5%)
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A
11-15-27	5.250	1,000,000	927,410
Monroe County Industrial Development Corp. Revenue Bonds Unity Hospital Rochester Project Series 2010 (FHA)
08-15-35	5.750	500,000	534,870
New York State Dormitory Authority Revenue Bonds Mount Sinai Hospital Series 2010A
07-01-26	5.000	675,000	670,316
New York State Dormitory Authority Revenue Bonds New York University Hospital Center Series 2006A
07-01-20	5.000	500,000	504,160
New York State Dormitory Authority Revenue Bonds New York University Hospital Center Series 2007B
07-01-24	5.250	640,000	641,318
New York State Dormitory Authority Revenue Bonds New York University Hospital Center Series 2011A
07-01-31	5.750	200,000	199,034
New York State Dormitory Authority Revenue Bonds North Shore Long Island Jewish Series 2009A
05-01-37	5.500	750,000	726,690
New York State Dormitory Authority Revenue Bonds Orange Regional Medical Center Series 2008
12-01-29	6.125	1,250,000	1,178,812
New York State Dormitory Authority Revenue Bonds Sloan-Kettering Memorial Center Series 2006-1
07-01-35	5.000	1,000,000	984,710
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2
11-01-37	6.125	500,000	488,710

Total			6,856,030

Health Care — Life Care Center (2.2%)
Suffolk County Economic Development Corp. Refunding Revenue Bonds Peconic Landing Southold Series 2010
12-01-40	6.000	325,000	303,687
Ulster County Industrial Development Agency Revenue Bonds Series 2007A
09-15-42	6.000	1,000,000	752,920

Total			1,056,607

Health Care — Other (0.9%)
Dutchess County Local Development Corp. Revenue Bonds Anderson Center Services, Inc. Project Series 2010
10-01-30	6.000	450,000	416,340

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  25

Portfolio of Investments (continued)
RiverSource New York Tax-Exempt Fund

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(b,c)	Rate	Amount		Value(a)

Housing — Multi-family (1.0%)
Housing Development Corp. Revenue Bonds Series 2009M
11-01-45	5.150%	$500,000		$473,730

Housing — Single Family (3.3%)
New York Mortgage Agency Revenue Bonds Series 2002-101 A.M.T.
04-01-32	5.400	1,095,000		1,062,763
New York Mortgage Agency Revenue Bonds Series 2007-140 A.M.T.
10-01-21	4.600	500,000		497,290

Total				1,560,053

Lease (1.1%)
New York City Industrial Development Agency Revenue Bonds Terminal One Group Association Project Series 2005 A.M.T.
01-01-24	5.500	500,000		499,050

Miscellaneous Revenue (9.0%)
Metropolitan Transportation Authority Revenue Bonds Series 2005F
11-15-35	5.000	500,000		462,585
Metropolitan Transportation Authority Revenue Bonds Series 2006A
11-15-22	5.000	750,000		774,690
Metropolitan Transportation Authority Revenue Bonds Series 2009A
11-15-26	5.300	700,000		728,791
Metropolitan Transportation Authority Revenue Bonds Series 2010D
11-15-34	5.000	450,000		423,761
New York City Industrial Development Agency Revenue Bonds Queens Baseball Stadium Pilot Series 2006 (AMBAC)
01-01-24	5.000	500,000		469,695
New York City Industrial Development Agency Revenue Bonds Yankee Stadium Pilot Series 2009
03-01-49	7.000	250,000		272,405
New York City Trust for Cultural Resources Refunding Revenue Bonds Museum of Modern Art Series 2010-1A
10-01-17	5.000	250,000		284,098
New York City Trust for Cultural Resources Revenue Bonds Lincoln Center Series 2008C
12-01-18	5.250	750,000		844,424

Total				4,260,449

Port District (3.2%)
Port Authority of New York & New Jersey Revenue Bonds Consolidated 143rd Series 2006 (AGM) A.M.T.
10-01-21	5.000	1,000,000		1,029,590
Port Authority of New York & New Jersey Revenue Bonds Consolidated 147th Series 2007 (NPFGC/FGIC) A.M.T.
10-15-26	5.000	500,000		489,880

Total				1,519,470

Sales or Use Tax (2.1%)
Puerto Rico Sales Tax Financing Corp. Revenue Bonds 1st Subordinated Series 2010C
08-01-41	5.250	1,100,000	(d)	990,858

Special District — Special Tax (5.2%)
Metropolitan Transportation Authority Revenue Bonds Series 2009B
11-15-34	5.000	1,500,000		1,467,270

See accompanying Notes to Portfolio of Investments.

26  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(b,c)	Rate	Amount	Value(a)

Special District — Special Tax (cont.)
New York City Transitional Finance Authority Revenue Bonds Fiscal 2009 Series 2009S-5
01-15-32	5.000%	$1,000,000	$992,260

Total			2,459,530

Toll Road (5.9%)
New York State Thruway Authority Revenue Bonds Series 2007H (NPFGC/FGIC)
01-01-23	5.000	500,000	524,760
New York State Thruway Authority Revenue Bonds Series 2009A-1
04-01-29	5.000	1,000,000	1,016,590
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2002B
11-15-29	5.125	1,000,000	1,005,380
Triborough Bridge & Tunnel Authority Revenue Bonds Series 2008C
11-15-38	5.000	250,000	245,203

Total			2,791,933

Water & Sewer (11.7%)
Erie County Water Authority Revenue Bonds 4th Resolution Series 2007 (NPFGC)
12-01-34	4.750	500,000	480,680
New York City Municipal Water Finance Authority Revenue Bonds Fiscal 2009 Series 2008A
06-15-40	5.750	1,000,000	1,055,310
New York City Municipal Water Finance Authority Revenue Bonds Series 2008CC
06-15-34	5.000	1,500,000	1,491,720
New York City Municipal Water Finance Authority Revenue Bonds Series 2008DD
06-15-38	4.500	500,000	451,930
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds New York City Municipal Water Project Series 2002B
06-15-31	5.000	1,000,000	1,006,540
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds New York City Municipal Water Project Series 2002K
06-15-28	5.000	1,000,000	1,035,180

Total			5,521,360

Total Municipal Bonds
(Cost: $44,838,016)			$44,840,418

Money Market Fund (1.6%)
	Shares		Value(a)

JPMorgan Tax-Free Money Market Fund, 0.000%	750,767	(e)	$750,767

Total Money Market Fund
(Cost: $750,767)			$750,767

Total Investments in Securities
(Cost: $45,588,783)(f)			$45,591,185

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  27

Portfolio of Investments (continued)
RiverSource New York Tax-Exempt Fund

Notes to Portfolio of Investments (continued)

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGCP	—	Assured Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Feb. 28, 2011, the value of securities subject to alternative minimum tax represented 7.59% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(d)	The fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 2.10% of net assets at Feb. 28, 2011.

(e)	The rate shown is the seven-day current annualized yield at Feb. 28, 2011.

(f)	At Feb. 28, 2011, the cost of securities for federal income tax purposes was approximately $45,589,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$990,000
Unrealized depreciation	(988,000)

Net unrealized appreciation	$2,000

28  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  29

Portfolio of Investments (continued)
RiverSource New York Tax-Exempt Fund

Fair Value Measurements (continued)

inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Feb. 28, 2011:

	Fair Value at Feb. 28, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Bonds
Municipal Bonds	$-	$44,840,418	$-	$44,840,418

Total Bonds	-	44,840,418	-	44,840,418

Other
Unaffiliated Money Market Fund(c)	750,767	-	-	750,767

Total Other	750,767	-	-	750,767

Total	$750,767	$44,840,418	$-	$45,591,185

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

30  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

Statements of Assets and Liabilities

	RiverSource	RiverSource
	California	New York
	Tax-Exempt	Tax-Exempt
Feb. 28, 2011 (Unaudited)	Fund	Fund
Assets
Investments in securities, at value (identified cost $135,624,286 and $44,838,016)	$129,586,218	$44,840,418
Money market fund (identified cost $191,398 and $750,767)	191,398	750,767

Total investments in securities (identified cost $135,815,684 and $45,588,783)	129,777,616	45,591,185
Capital shares receivable	342,725	127,168
Accrued interest receivable	1,719,399	656,144
Receivable for investment securities sold	1,984,338	1,008,300
Receivable from Investment Manager	624	801

Total assets	133,824,702	47,383,598

Liabilities
Dividends payable to shareholders	472,756	156,200
Capital shares payable	231,045	23,927
Accrued investment management services fees	4,483	1,585
Accrued distribution fees	3,008	1,092
Accrued transfer agency fees	7,089	2,384
Accrued administrative services fees	765	271
Other accrued expenses	42,469	35,875

Total liabilities	761,615	221,334

Net assets applicable to outstanding shares	$133,063,087	$47,162,264

Represented by
Shares of beneficial interest — $.01 par value	$283,194	$98,081
Additional paid-in capital	141,702,102	47,755,510
Undistributed net investment income	40,363	29,127
Accumulated net realized gain (loss)	(2,924,504)	(722,856)
Unrealized appreciation (depreciation) on investments	(6,038,068)	2,402

Total — representing net assets applicable to outstanding shares	$133,063,087	$47,162,264

Net assets applicable to outstanding shares:	Class A		$128,679,299	$45,120,584
	Class B		$1,580,792	$1,142,910
	Class C		$2,802,996	$898,770
Outstanding shares of beneficial interest:	Class A		27,386,911	9,383,361
	Class B		336,651	237,775
	Class C		595,821	186,930
Net asset value per share:	Class A	(1)	$4.70	$4.81
	Class B		$4.70	$4.81
	Class C		$4.70	$4.81

(1)	The maximum offering price per share for Class A for RiverSource California Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund is $4.93 and $5.05, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  31

Statements of Operations

	RiverSource	RiverSource
	California	New York
	Tax-Exempt	Tax-Exempt
Six months ended Feb. 28, 2011 (Unaudited)	Fund	Fund
Investment income
Income:
Interest	$3,738,392	$1,247,329
Income distributions from money market fund	529	158

Total income	3,738,921	1,247,487

Expenses:
Investment management services fees	293,954	103,764
Distribution fees
Class A	173,010	60,478
Class B	8,297	6,205
Class C	16,624	4,966
Transfer agency fees
Class A	31,438	15,241
Class B	392	401
Class C	747	308
Administrative services fees	50,187	17,716
Compensation of board members	1,793	631
Custodian fees	3,765	2,675
Printing and postage	10,881	9,335
Registration fees	22,625	23,530
Professional fees	15,581	15,155
Other	3,462	1,433

Total expenses	632,756	261,838
Expenses waived/reimbursed by the Investment Manager and its affiliates	(47,672)	(53,528)

Total net expenses	585,084	208,310

Investment income (loss) — net	3,153,837	1,039,177

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	107,069	311,846
Futures contracts	(381,641)	(133,010)

Net realized gain (loss) on investments	(274,572)	178,836
Net change in unrealized appreciation (depreciation) on investments	(13,465,772)	(3,586,242)

Net gain (loss) on investments	(13,740,344)	(3,407,406)

Net increase (decrease) in net assets resulting from operations	$(10,586,507)	$(2,368,229)

The accompanying Notes to Financial Statements are an integral part of this statement.

32  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

Statements of Changes in Net Assets

	RiverSource
	California Tax-Exempt Fund
	Six months ended	Year ended
	Feb. 28, 2011	Aug. 31, 2010
	(Unaudited)
Operations and distributions
Investment income (loss) — net	$3,153,837	$6,931,740
Net realized gain (loss) on investments	(274,572)	495,144
Net change in unrealized appreciation (depreciation) on investments	(13,465,772)	9,180,683

Net increase (decrease) in net assets resulting from operations	(10,586,507)	16,607,567

Distributions to shareholders from:
Net investment income
Class A	(3,111,129)	(6,684,509)
Class B	(31,115)	(94,683)
Class C	(62,322)	(115,684)

Total distributions	(3,204,566)	(6,894,876)

Share transactions
Proceeds from sales
Class A shares	3,761,097	10,286,444
Class B shares	24,991	110,245
Class C shares	395,337	1,269,416
Reinvestment of distributions at net asset value
Class A shares	2,232,773	4,687,234
Class B shares	25,952	78,581
Class C shares	48,452	97,962
Conversions from Class B to Class A
Class A shares	—	857,465
Class B shares	—	(857,465)
Payments for redemptions
Class A shares	(14,291,962)	(31,452,135)
Class B shares	(98,237)	(433,433)
Class C shares	(810,826)	(704,431)

Increase (decrease) in net assets from share transactions	(8,712,423)	(16,060,117)

Total increase (decrease) in net assets	(22,503,496)	(6,347,426)
Net assets at beginning of period	155,566,583	161,914,009

Net assets at end of period	$133,063,087	$155,566,583

Undistributed net investment income	$40,363	$91,092

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  33

Statements of Changes in Net Assets (continued)

	RiverSource
	New York Tax-Exempt Fund
	Six months ended	Year ended
	Feb. 28, 2011	Aug. 31, 2010
	(Unaudited)
Operations and distributions
Investment income (loss) — net	$1,039,177	$2,217,773
Net realized gain (loss) on investments	178,836	186,501
Net change in unrealized appreciation (depreciation) on investments	(3,586,242)	2,802,633

Net increase (decrease) in net assets resulting from operations	(2,368,229)	5,206,907

Distributions to shareholders from:
Net investment income
Class A	(999,198)	(2,111,568)
Class B	(20,990)	(66,311)
Class C	(16,829)	(33,291)

Total distributions	(1,037,017)	(2,211,170)

Share transactions
Proceeds from sales
Class A shares	911,118	3,019,900
Class B shares	7,917	138,460
Class C shares	84,202	261,296
Reinvestment of distributions at net asset value
Class A shares	818,529	1,708,225
Class B shares	16,500	53,938
Class C shares	15,221	29,780
Conversions from Class B to Class A	.	.
Class A shares	—	581,010
Class B shares	—	(581,010)
Payments for redemptions
Class A shares	(5,786,452)	(8,721,884)
Class B shares	(127,916)	(430,054)
Class C shares	(168,622)	(237,290)

Increase (decrease) in net assets from share transactions	(4,229,503)	(4,177,629)

Total increase (decrease) in net assets	(7,634,749)	(1,181,892)
Net assets at beginning of period	54,797,013	55,978,905

Net assets at end of period	$47,162,264	$54,797,013

Undistributed net investment income	$29,127	$26,967

The accompanying Notes to Financial Statements are an integral part of this statement.

34  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

RiverSource California Tax-Exempt Fund

	Six month ended								Year ended
	Feb. 28,		Year ended Aug. 31,						June 30,
	2011		2010	2009	2008	2007	2006(a)		2006
	(Unaudited)
Class A Per share data
Net asset value, beginning of period	$5.16		$4.85	$4.90	$5.03	$5.16	$5.06		$5.27

Income from investment operations:
Net investment income (loss)	.11		.22	.21	.20	.20	.03		.19
Net gains (losses) (both realized and unrealized)	(.46)		.31	(.05)	(.09)	(.13)	.10		(.15)

Total from investment operations	(.35)		.53	.16	.11	.07	.13		.04

Less distributions:
Dividends from net investment income	(.11)		(.22)	(.21)	(.20)	(.20)	(.03)		(.19)
Distributions from realized gains	—		—	—	(.04)	—	—		(.06)

Total distributions	(.11)		(.22)	(.21)	(.24)	(.20)	(.03)		(.25)

Net asset value, end of period	$4.70		$5.16	$4.85	$4.90	$5.03	$5.16		$5.06

Total return	(6.84%	)	11.17%	3.59%	2.13%	1.35%	2.63%		.81%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement (including interest and fee expense)(c)	.86%	(d)	.85%	.86%	.87%	.88%	.87%	(d)	.88%

Net expenses after expense waiver/reimbursement (including interest and fee expense)(c),(e)	.79%	(d)	.79%	.82%	.80% (f)	.80%	.79%	(d)	.81%

Gross expenses prior to expense waiver/reimbursement (excluding interest and fee expense)	.86%	(d)	.85%	.83%	.86%	.87%	.87%	(d)	.88%

Net expenses after expense waiver/reimbursement (excluding interest and fee expense)(e)	.79%	(d)	.79%	.79%	.79% (f)	.79%	.79%	(d)	.81%

Net investment income (loss)	4.43%	(d)	4.43%	4.54%	4.01%	3.89%	3.81%	(d)	3.69%

Supplemental data
Net assets, end of period (in millions)	$129		$150	$157	$172	$164	$170		$171

Portfolio turnover rate	12%		19%	49%	49%	62%	7%		20%

See accompanying Notes to Financial Highlights.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  35

Financial Highlights (continued)

	Six month								Year ended
	ended Feb. 28,		Year ended Aug. 31,						June 30,
	2011		2010	2009	2008	2007	2006(a)		2006
	(Unaudited)
Class B Per share data
Net asset value, beginning of period	$5.16		$4.85	$4.90	$5.03	$5.16	$5.06		$5.27

Income from investment operations:
Net investment income (loss)	.09		.18	.18	.16	.16	.03		.15
Net gains (losses) (both realized and unrealized)	(.46)		.31	(.06)	(.09)	(.13)	.10		(.15)

Total from investment operations	(.37)		.49	.12	.07	.03	.13		—

Less distributions:
Dividends from net investment income	(.09)		(.18)	(.17)	(.16)	(.16)	(.03)		(.15)
Distributions from realized gains	—		—	—	(.04)	—	—		(.06)

Total distributions	(.09)		(.18)	(.17)	(.20)	(.16)	(.03)		(.21)

Net asset value, end of period	$4.70		$5.16	$4.85	$4.90	$5.03	$5.16		$5.06

Total return	(7.19%	)	10.34%	2.81%	1.37%	.59%	2.50%		.05%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement (including interest and fee expense)(c)	1.61%	(d)	1.60%	1.61%	1.62%	1.63%	1.62%	(d)	1.63%

Net expenses after expense waiver/reimbursement (including interest and fee expense)(c),(e)	1.54%	(d)	1.54%	1.57%	1.55% (f)	1.55%	1.55%	(d)	1.57%

Gross expenses prior to expense waiver/reimbursement (excluding interest and fee expense)	1.61%	(d)	1.60%	1.58%	1.61%	1.62%	1.62%	(d)	1.63%

Net expenses after expense waiver/reimbursement (excluding interest and fee expense)(e)	1.54%	(d)	1.54%	1.54%	1.54% (f)	1.54%	1.55%	(d)	1.57%

Net investment income (loss)	3.68%	(d)	3.67%	3.78%	3.27%	3.12%	3.01%	(d)	2.92%

Supplemental data
Net assets, end of period (in millions)	$2		$2	$3	$5	$6	$9		$11

Portfolio turnover rate	12%		19%	49%	49%	62%	7%		20%

See accompanying Notes to Financial Highlights.

36  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

	Six month ended
	Feb. 28,								Year ended
	2011		Year ended Aug. 31,						June 30,
	(Unaudited)		2010	2009	2008	2007	2006(a)		2006
Class C Per share data
Net asset value, beginning of period	$5.17		$4.85	$4.91	$5.04	$5.17	$5.07		$5.28

Income from investment operations:
Net investment income (loss)	.09		.18	.18	.16	.16	.03		.15
Net gains (losses) (both realized and unrealized)	(.47)		.32	(.07)	(.09)	(.13)	.10		(.15)

Total from investment operations	(.38)		.50	.11	.07	.03	.13		—

Less distributions:
Dividends from net investment income	(.09)		(.18)	(.17)	(.16)	(.16)	(.03)		(.15)
Distributions from realized gains	—		—	—	(.04)	—	—		(.06)

Total distributions	(.09)		(.18)	(.17)	(.20)	(.16)	(.03)		(.21)

Net asset value, end of period	$4.70		$5.17	$4.85	$4.91	$5.04	$5.17		$5.07

Total return	(7.36%	)	10.55%	2.60%	1.38%	.60%	2.50%		.06%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement (including interest and fee expense)(c)	1.61%	(d)	1.60%	1.61%	1.62%	1.63%	1.63%	(d)	1.64%

Net expenses after expense waiver/reimbursement (including interest and fee expense)(c),(e)	1.54%	(d)	1.54%	1.57%	1.55% (f)	1.55%	1.55%	(d)	1.58%

Gross expenses prior to expense waiver/reimbursement (excluding interest and fee expense)	1.61%	(d)	1.60%	1.58%	1.61%	1.62%	1.63%	(d)	1.64%

Net expenses after expense waiver/reimbursement (excluding interest and fee expense)(e)	1.54%	(d)	1.54%	1.54%	1.54% (f)	1.54%	1.55%	(d)	1.58%

Net investment income (loss)	3.67%	(d)	3.67%	3.78%	3.18%	3.13%	3.05%	(d)	2.93%

Supplemental data
Net assets, end of period (in millions)	$3		$3	$3	$3	$2	$2		$2

Portfolio turnover rate	12%		19%	49%	49%	62%	7%		20%

See accompanying Notes to Financial Highlights.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  37

Financial Highlights (continued)

Notes to Financial Highlights

(a)	For the period from July 1, 2006 to Aug. 31, 2006. In 2006, the Fund’s fiscal year end was changed from June 30 to Aug. 31.
(b)	In addition to the fees and expenses the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Ratios include interest and fee expense related to the Fund’s participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(d)	Annualized.
(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f)	Expense ratio is before the reduction for earnings/bank fee credits on cash balances. For the year ended Aug. 31, 2008, earnings/bank fee credits lowered the expense ratio by 0.01% of average daily net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

38  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

RiverSource New York Tax-Exempt Fund

	Six months								Year ended
	ended Feb. 28,			Year ended Aug. 31,					June 30,
	2011		2010	2009	2008	2007	2006(a)		2006
	(Unaudited)
Class A Per share data
Net asset value, beginning of period	$5.13		$4.86	$4.85	$4.93	$5.05	$4.95		$5.18

Income from investment operations:
Net investment income (loss)	.10		.20	.20	.20	.19	.03		.19
Net gains (losses) (both realized and unrealized)	(.31)		.27	.01	(.07)	(.11)	.10		(.18)

Total from investment operations	(.21)		.47	.21	.13	.08	.13		.01

Less distributions:
Dividends from net investment income	(.11)		(.20)	(.20)	(.20)	(.19)	(.03)		(.19)
Distributions from realized gains	—		—	—	(.01)	(.01)	—		(.05)

Total distributions	(.11)		(.20)	(.20)	(.21)	(.20)	(.03)		(.24)

Net asset value, end of period	$4.81		$5.13	$4.86	$4.85	$4.93	$5.05		$4.95

Total return	(4.28%	)	9.94%	4.62%	2.59%	1.53%	2.67%		.20%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement (including interest and fee expense)(c)	1.00%	(d)	.99%	1.02%	1.12%	1.18%	1.20%	(d)	1.13%

Net expenses after expense waiver/reimbursement (including interest and fee expense)(c),(e)	.79%	(d)	.79%	.81%	.93% (f)	1.00%	.98%	(d)	.98%

Gross expenses prior to expense waiver/reimbursement (excluding interest and fee expense)	1.00%	(d)	.99%	1.00%	.98%	.97%	1.01%	(d)	.96%

Net expenses after expense waiver/reimbursement (excluding interest and fee expense)(e)	.79%	(d)	.79%	.79%	.79% (f)	.79%	.79%	(d)	.81%

Net investment income (loss)	4.14%	(d)	4.10%	4.30%	4.03%	3.81%	3.77%	(d)	3.75%

Supplemental data
Net assets, end of period (in millions)	$45		$52	$53	$53	$58	$63		$63

Portfolio turnover rate	9%		12%	34%	31%	28%	7%		17%

See accompanying Notes to Financial Highlights.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  39

Financial Highlights (continued)

	Six months								Year ended
	ended Feb. 28,		Year ended Aug. 31,						June 30,
	2011		2010	2009	2008	2007	2006(a)		2006
	(Unaudited)
Class B Per share data
Net asset value, beginning of period	$5.13		$4.86	$4.85	$4.93	$5.05	$4.95		$5.18

Income from investment operations:
Net investment income (loss)	.08		.17	.17	.16	.15	.03		.15
Net gains (losses) (both realized and unrealized)	(.31)		.27	—	(.07)	(.11)	.10		(.18)

Total from investment operations	(.23)		.44	.17	.09	.04	.13		(.03)

Less distributions:
Dividends from net investment income	(.09)		(.17)	(.16)	(.16)	(.15)	(.03)		(.15)
Distributions from realized gains	—		—	—	(.01)	(.01)	—		(.05)

Total distributions	(.09)		(.17)	(.16)	(.17)	(.16)	(.03)		(.20)

Net asset value, end of period	$4.81		$5.13	$4.86	$4.85	$4.93	$5.05		$4.95

Total return	(4.64%	)	9.12%	3.83%	1.83%	.76%	2.54%		(.55% )

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement (including interest and fee expense)(c)	1.75%	(d)	1.74%	1.77%	1.87%	1.93%	1.95%	(d)	1.88%

Net expenses after expense waiver/reimbursement (including interest and fee expense)(c),(e)	1.54%	(d)	1.54%	1.56%	1.68% (f)	1.76%	1.74%	(d)	1.75%

Gross expenses prior to expense waiver/reimbursement (excluding interest and fee expense)	1.75%	(d)	1.74%	1.75%	1.73%	1.72%	1.76%	(d)	1.71%

Net expenses after expense waiver/reimbursement (excluding interest and fee expense)(e)	1.54%	(d)	1.54%	1.54%	1.54% (f)	1.55%	1.55%	(d)	1.58%

Net investment income (loss)	3.39%	(d)	3.34%	3.54%	3.28%	3.05%	2.98%	(d)	2.98%

Supplemental data
Net assets, end of period (in millions)	$1		$1	$2	$4	$5	$7		$8

Portfolio turnover rate	9%		12%	34%	31%	28%	7%		17%

See accompanying Notes to Financial Highlights.

40  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

	Six months								Year ended
	ended Feb. 28,		Year ended Aug. 31,						June 30,
	2011		2010	2009	2008	2007	2006(a)		2006
	(Unaudited)
Class C Per share data
Net asset value, beginning of period	$5.13		$4.86	$4.85	$4.92	$5.05	$4.95		$5.18

Income from investment operations:
Net investment income (loss)	.08		.17	.17	.16	.15	.03		.15
Net gains (losses) (both realized and unrealized)	(.31)		.27	—	(.06)	(.12)	.10		(.18)

Total from investment operations	(.23)		.44	.17	.10	.03	.13		(.03)

Less distributions:
Dividends from net investment income	(.09)		(.17)	(.16)	(.16)	(.15)	(.03)		(.15)
Distributions from realized gains	—		—	—	(.01)	(.01)	—		(.05)

Total distributions	(.09)		(.17)	(.16)	(.17)	(.16)	(.03)		(.20)

Net asset value, end of period	$4.81		$5.13	$4.86	$4.85	$4.92	$5.05		$4.95

Total return	(4.64%	)	9.12%	3.84%	2.04%	.56%	2.54%		(.55% )

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement (including interest and fee expense)(c)	1.75%	(d)	1.74%	1.77%	1.87%	1.93%	1.97%	(d)	1.89%

Net expenses after expense waiver/reimbursement (including interest and fee expense)(c),(e)	1.54%	(d)	1.54%	1.56%	1.68% (f)	1.76%	1.74%	(d)	1.75%

Gross expenses prior to expense waiver/reimbursement (excluding interest and fee expense)	1.75%	(d)	1.74%	1.75%	1.73%	1.72%	1.78%	(d)	1.72%

Net expenses after expense waiver/reimbursement (excluding interest and fee expense)(e)	1.54%	(d)	1.54%	1.54%	1.54% (f)	1.55%	1.55%	(d)	1.58%

Net investment income (loss)	3.40%	(d)	3.35%	3.55%	3.28%	3.05%	3.01%	(d)	2.99%

Supplemental data
Net assets, end of period (in millions)	$1		$1	$1	$1	$1	$1		$1

Portfolio turnover rate	9%		12%	34%	31%	28%	7%		17%

See accompanying Notes to Financial Highlights.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  41

Financial Highlights (continued)

Notes to Financial Highlights

(a)	For the period from July 1, 2006 to Aug. 31, 2006. In 2006, the Fund’s fiscal year end was changed from June 30 to Aug. 31.
(b)	In addition to the fees and expenses the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Ratios include interest and fee expense related to the Fund’s participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(d)	Annualized.
(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f)	Expense ratio is before the reduction for earnings/bank fee credits on cash balances. For the year ended Aug. 31, 2008, earnings/bank fee credits lowered the expense ratio by 0.01% of average daily net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

42  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
(Unaudited as of Feb. 28, 2011)

1.	ORGANIZATION

RiverSource California Tax-Exempt Trust and RiverSource Special Tax-Exempt Series Trust are organized as Massachusetts business trusts. RiverSource California Tax-Exempt Trust includes only RiverSource California Tax-Exempt Fund. RiverSource New York Tax-Exempt Fund is a series of RiverSource Special Tax-Exempt Series Trust (together with RiverSource California Tax-Exempt Fund, herein after referred to as the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund offers Class A, Class B and Class C shares.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Each Fund no longer accepts investments by new or existing investors in the Funds’ Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets,

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)

liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The policy adopted by each Fund’s Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded.

Illiquid securities
At Feb. 28, 2011, investments in securities included issues that are illiquid which the Funds currently limit to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Feb. 28, 2011 was as follows:

		Percentage
Fund	Value	of net assets
RiverSource California Tax-Exempt Fund	$934,710	0.70%

Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not

44  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by each Fund.

Guarantees and indemnifications
Under each Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
Each Fund’s policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Management of each Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3.	DERIVATIVES INSTRUMENTS

Each Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)

reduce transaction costs and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Funds to gains or losses in excess of the amount shown in the Statements of Assets and Liabilities.

Each Fund and any counterparty are required to maintain an agreement that requires each Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between each Fund and such counterparty. If the net fair value of such derivatives between each Fund and that counterparty exceeds a certain threshold (as defined in the agreement), each Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by each Fund or any counterparty.

Futures contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to manage exposure to movements in interest rates. Upon entering into futures contracts, each Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, each Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, each Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by each Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. Each Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Effects of derivative transactions on the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of each Fund including: the fair value of derivatives by risk category and the location of those fair values in the

46  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

Statements of Assets and Liabilities; the impact of derivative transactions on each Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolios of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

RiverSource California Tax-Exempt Fund

Fair values of derivative instruments at Feb. 28, 2011
At Feb. 28, 2011, the Fund had no outstanding derivatives.

Effect of derivative instruments in the Statement of Operations for the six months ended Feb. 28, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures
Interest rate contracts	$(381,641)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures
Interest rate contracts	$427,591

Volume of derivative activity
Futures
At Feb. 28, 2011, the Fund had no outstanding futures contracts. The monthly average gross notional amount for short contracts was $3.9 million for the six months ended Feb. 28, 2011.

RiverSource New York Tax-Exempt Fund

Fair values of derivative instruments at Feb. 28, 2011
At Feb. 28, 2011, the Fund had no outstanding derivatives.

Effect of derivative instruments in the Statement of Operations for the six months ended Feb. 28, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures
Interest rate contracts	$(133,010)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures
Interest rate contracts	$147,912

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  47

Notes to Financial Statements (continued)

Volume of derivative activity
Futures
At Feb. 28, 2011, the Fund had no outstanding futures contracts. The monthly average gross notional amount for short contracts was $1.2 million for the six months ended Feb. 28, 2011.

4.	EXPENSES AND SALES CHARGES

Investment management services fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets that declines from 0.41% to 0.25% as each Fund’s net assets increase. The management fee for the six months ended Feb. 28, 2011 was 0.41% of each Fund’s average daily net assets.

Administrative services fees
Under an Administrative Services Agreement, each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of each Fund’s average daily net assets that declines from 0.07% to 0.04% as each Fund’s net assets increase. The fee for the six months ended Feb. 28, 2011 was 0.07% of each Fund’s average daily net assets. Prior to Jan. 1, 2011, Ameriprise Financial, Inc. served as the Fund’s Administrator. Since Jan. 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund’s Administrator.

Other fees
Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board. For the six months ended Feb. 28, 2011, other expenses paid to this company were as follows:

Fund	Amount
RiverSource California Tax-Exempt Fund	$307
RiverSource New York Tax-Exempt Fund	108

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of each Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or certain other funds

48  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan.

Transfer agency fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Funds.

Prior to Sept. 7, 2010, the Transfer Agent received annual account-based service fees from Class A, Class B and Class C shares that varied by class. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Funds for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective Sept. 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Funds for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of each Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended Feb. 28, 2011, each Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Fund	Class A	Class B	Class C
RiverSource California Tax-Exempt Fund	0.05%	0.05%	0.05%
RiverSource New York Tax-Exempt Fund	0.06	0.07	0.06

Distribution fees
Each Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  49

Notes to Financial Statements (continued)

each Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

Fund	Class B	Class C
RiverSource California Tax-Exempt Fund	$67,000	$31,000
RiverSource New York Tax-Exempt Fund	50,000	11,000

These amounts are based on the most recent information available as of Jan. 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing the Funds’ shares for the six months ended Feb. 28, 2011 were as follows:

Fund	Class A	Class B	Class C
RiverSource California Tax-Exempt Fund	$33,180	$615	$1,290
RiverSource New York Tax-Exempt Fund	6,805	348	8

Expenses waived/reimbursed by the Investment Manager and its affiliates
For the six months ended Feb. 28, 2011, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that the Funds’ net expenses (excluding interest and fee expenses related to each Fund’s participation in certain inverse floater programs and fees and expenses of acquired funds*) were as follows:

Fund	Class A	Class B	Class C
RiverSource California Tax-Exempt Fund	0.79%	1.54%	1.54%
RiverSource New York Tax-Exempt Fund	0.79	1.54	1.54

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Fund	Class A	Class B	Class C
RiverSource California Tax-Exempt Fund	$10,677	$143	$256
RiverSource New York Tax-Exempt Fund	5,565	153	114

50  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

The management fees waived/reimbursed at the Fund level were as follows:

Fund	Amount
RiverSource California Tax-Exempt Fund	$36,596
RiverSource New York Tax-Exempt Fund	47,696

The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until Oct. 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding interest and fee expenses related to each Fund’s participation in certain inverse floater programs and fees and expenses of acquired funds*), will not exceed the following percentage of the class’ average daily net assets for each Fund:

Class A	0.79%
Class B	1.54
Class C	1.54

*	In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

5.	SECURITIES TRANSACTIONS

For the six months ended Feb. 28, 2011, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund were as follows:

Fund	Purchases	Proceeds
RiverSource California Tax-Exempt Fund	$16,954,854	$27,652,685
RiverSource New York Tax-Exempt Fund	4,469,893	10,247,248

Realized gains and losses are determined on an identified cost basis.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  51

Notes to Financial Statements (continued)

6.	SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated were as follows:

	RiverSource		RiverSource
	California Tax-Exempt Fund		New York Tax-Exempt Fund
	Six months		Six months
	ended	Year ended	ended	Year ended
	Feb. 28, 2011	Aug. 31, 2010	Feb. 28, 2011	Aug. 31, 2010
Class A
Sold	776,424	2,072,217	183,714	605,714
Converted from Class B*	—	170,810	—	115,280
Reinvested distributions	461,449	940,186	167,028	342,209
Redeemed	(2,978,325)	(6,337,261)	(1,188,134)	(1,747,965)

Net increase (decrease)	(1,740,452)	(3,154,048)	(837,392)	(684,762)

Class B
Sold	4,883	22,170	1,582	28,066
Reinvested distributions	5,377	15,777	3,369	10,817
Converted to Class A*	—	(170,810)	—	(115,280)
Redeemed	(20,193)	(87,065)	(26,599)	(86,438)

Net increase (decrease)	(9,933)	(219,928)	(21,648)	(162,835)

Class C
Sold	78,763	254,958	17,110	52,644
Reinvested distributions	9,989	19,629	3,106	5,965
Redeemed	(170,393)	(140,622)	(35,811)	(47,733)

Net increase (decrease)	(81,641)	133,965	(15,595)	10,876

*	Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7.	BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion.

52  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to Oct. 14, 2010, the credit facility agreement, which was a collective agreement between each Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. Each Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Funds had no borrowings during the six months ended Feb. 28, 2011.

8.	FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, post-October losses and market discount. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

For federal income tax purposes, capital loss carry-overs at Aug. 31, 2010 were as follows:

Fund	Carry-over
RiverSource California Tax-Exempt Fund	$2,029,072
RiverSource New York Tax-Exempt Fund	643,568

At the end of the most recent fiscal year, if the capital loss carry-overs are not offset by subsequent capital gains, they will expire as follows:

Fund	2016	2017	2018
RiverSource California Tax-Exempt Fund	$359,905	$1,247,347	$421,820
RiverSource New York Tax-Exempt Fund	3,664	341,015	298,889

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-overs have been offset or expire. There is no assurance that the Funds will be able to utilize all of their capital loss carry-overs before they expire.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  53

Notes to Financial Statements (continued)

9.	RISKS RELATING TO CERTAIN INVESTMENTS

Non-diversification risk
Each Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on each Fund’s performance, each Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Geographic concentration risk
Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state fund’s tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. The value of municipal securities owned by a Fund also may be adversely affected by future changes in federal or state income tax laws.

10.	SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund’s financial statements, other than as noted below.

In August 2010, the Board of Trustees of RiverSource California Tax-Exempt Fund approved a proposal to merge the Fund into Columbia California Tax-Exempt Fund. The merger is expected to be a tax-free reorganization for U.S. federal income tax proposes. The proposal was approved at a special meeting of shareholders held on Feb. 15, 2011, and the merger is expected to take place before the end of the second quarter 2011.

In August 2010, the Board of Trustees of RiverSource New York Tax-Exempt Fund approved a proposal to merge the Fund into Columbia New York Tax-Exempt Fund. The merger is expected to be a tax-free reorganization for U.S. federal income tax proposes. The proposal was approved at a special meeting of shareholders held on Feb. 15, 2011, and the merger is expected to take place before the end of the second quarter 2011.

54  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

11.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  55

Notes to Financial Statements (continued)

Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

56  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which each Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  57

Results of Meeting of Shareholders

Columbia California Tax-Exempt Fund

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1
To elect trustees to the Board.

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	92,386,932.297	4,676,243.141	0.000	0.000
02	Edward J. Boudreau, Jr.	92,299,563.771	4,763,611.667	0.000	0.000
03	Pamela G. Carlton	92,335,655.845	4,727,519.593	0.000	0.000
04	William P. Carmichael	92,395,897.088	4,667,278.350	0.000	0.000
05	Patricia M. Flynn	92,302,362.440	4,760,812.998	0.000	0.000
06	William A. Hawkins	92,029,143.846	5,034,031.592	0.000	0.000
07	R. Glenn Hilliard	92,308,528.521	4,754,646.917	0.000	0.000
08	Stephen R. Lewis, Jr.	92,314,964.193	4,748,211.245	0.000	0.000
09	John F. Maher	92,214,976.366	4,848,199.072	0.000	0.000
10	John J. Nagorniak	92,308,528.521	4,754,646.917	0.000	0.000
11	Catherine James Paglia	92,308,528.521	4,754,646.917	0.000	0.000
12	Leroy C. Richie	92,002,016.563	5,061,158.875	0.000	0.000
13	Anthony M. Santomero	91,990,289.661	5,072,885.777	0.000	0.000
14	Minor M. Shaw	92,323,928.943	4,739,246.495	0.000	0.000
15	Alison Taunton-Rigby	92,305,729.893	4,757,445.545	0.000	0.000
16	William F. Truscott	92,290,635.537	4,772,539.900	0.000	0.000

Proposal 2
To approve a proposed amendment to the Declaration of Trust.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
89,313,382.729	4,947,321.464	2,802,466.505	4.740

58  RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT

Columbia New-York Tax-Exempt Fund

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1
To elect trustees to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	257,387,769.632	11,757,209.690	0.000	0.000
02	Edward J. Boudreau, Jr.	256,686,038.951	12,458,940.371	0.000	0.000
03	Pamela G. Carlton	256,577,463.647	12,567,515.675	0.000	0.000
04	William P. Carmichael	256,504,325.559	12,640,653.763	0.000	0.000
05	Patricia M. Flynn	256,491,961.764	12,653,017.558	0.000	0.000
06	William A. Hawkins	256,763,069.598	12,381,909.724	0.000	0.000
07	R. Glenn Hilliard	256,777,128.640	12,367,850.682	0.000	0.000
08	Stephen R. Lewis, Jr.	256,678,176.583	12,466,802.739	0.000	0.000
09	John F. Maher	257,016,440.518	12,128,538.804	0.000	0.000
10	John J. Nagorniak	256,847,456.303	12,297,523.019	0.000	0.000
11	Catherine James Paglia	257,016,493.091	12,128,486.231	0.000	0.000
12	Leroy C. Richie	256,863,481.181	12,281,498.141	0.000	0.000
13	Anthony M. Santomero	256,660,505.777	12,484,473.545	0.000	0.000
14	Minor M. Shaw	257,059,313.736	12,085,665.586	0.000	0.000
15	Alison Taunton-Rigby	256,647,379.427	12,497,599.895	0.000	0.000
16	William F. Truscott	257,099,077.555	12,045,901.767	0.000	0.000

Proposal 2
To approve a proposed amendment to the Declaration of Trust.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
251,878,296.841	10,329,904.124	6,936,773.227	5.130

*	All dollars of RiverSource Special Tax-Exempt Series Trust are voted together as a single class for election of trustees and the proposed amendment to the Declaration of Trust.

RIVERSOURCE STATE TAX-EXEMPT FUNDS — 2011 SEMIANNUAL REPORT  59

RiverSource State Tax-Exempt Funds
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6331 A (4/11)

Item 2. Code of Ethics. Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants. Not applicable.
Item 6. Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Special Tax-Exempt Series Trust

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date April 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date April 21, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date April 21, 2011